                                                 IMPORTANT NOTICE
                                                 REGARDING DELIVERY OF
                                                 SHAREHOLDER DOCUMENTS

                                                 SCHWAB
                                                 MONEY FUNDS

                                                 June 30, 2001

                                                 Semiannual Report enclosed

                                                 SCHWAB MONEY MARKET FUND

                                                 SCHWAB GOVERNMENT MONEY FUND

                                                 SCHWAB U.S. TREASURY MONEY FUND

                                                 SCHWAB VALUE ADVANTAGE
                                                 MONEY FUND(R)



                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS


The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses and shareholder reports are also available on our Web site at www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

SCHWAB

MONEY FUNDS

                                                 June 30, 2001

                                                 Semiannual Report

                                                 SCHWAB MONEY MARKET FUND

                                                 SCHWAB GOVERNMENT MONEY FUND

                                                 SCHWAB U.S. TREASURY MONEY FUND

                                                 SCHWAB VALUE ADVANTAGE
                                                 MONEY FUND(R)




                                                           [CHARLES SCHWAB LOGO]

SCHWAB

MONEY FUNDS

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

We're pleased to bring you the first report for these funds that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,

/s/ Charles Schwab

Charles Schwab


     SEMIANNUAL REPORT

     January 1, 2001 - June 30, 2001

      2    Market Overview

      6    Schwab Money Market Fund

     22    Schwab Government Money Fund

     32    Schwab U.S. Treasury
           Money Fund

     39    Schwab Value Advantage
           Money Fund(R)

     55    Financial Notes
           ---------------------------------------------------------------------

     58    HOW TO READ THIS REPORT

           An illustrated guide to the financials, along with a glossary.

SchwabFunds(R) offers two basic types of money fund investments, each designed with a particular use in mind.

SWEEP INVESTMENTS(TM)For your day-to-day cash needs

A Sweep Investment can serve as the primary sweep money fund for your Schwab account.


VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses--which in turn can mean higher returns for investors--Value Advantage Investments cannot be used as sweep funds.

                                                SWEEP      VALUE ADVANTAGE
                                             INVESTMENTS     INVESTMENTS
TAXABLE MONEY FUNDS
================================================================================
SCHWAB MONEY MARKET FUND                          x
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                      x
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND                   x
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                              x
--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
================================================================================
SCHWAB MUNICIPAL MONEY FUND                       x               x
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND            x               x
--------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND               x
--------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND            x
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND              x               x
--------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND          x
--------------------------------------------------------------------------------

For more complete information on SchwabFunds(R), including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 3) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

                        [PHOTO OF INDUSTRIAL PRODUCTION]


ASSET CLASS PERFORMANCE COMPARISON  % returns during the reporting period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the reporting period.

[ASSET CLASS PERFORMANCE COMPARISON GRAPH]

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R)INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R)INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

                  Lehman                      Russell         S&P
                 Aggregate     MSCI EAFE       2000           500         3-Mo
                 Bond Index      Index         Index         Index       T-Bills
12/29/00               0             0             0             0            0
  1/5/01            1.37           0.2         -4.21         -1.66         0.25
 1/12/01            0.36          -1.4          0.49         -0.13         0.29
 1/19/01            0.96         -0.57          0.99          1.69         0.39
 1/26/01            0.88         -1.07          3.19          2.63         0.52
  2/2/01            1.62         -0.82           3.7          2.29         0.62
  2/9/01            1.73         -3.77          2.91         -0.34         0.69
 2/16/01            1.46         -5.07           5.4         -1.35         0.77
 2/23/01            1.62         -8.22         -1.09         -5.57         0.88
  3/2/01            2.32         -7.98         -1.19         -6.33         0.99
  3/9/01             2.6         -7.18         -1.83         -6.39         1.11
 3/16/01            3.32        -14.53          -8.4        -12.68         1.22
 3/23/01            3.34        -15.35         -8.07        -13.49         1.31
 3/30/01            3.03        -13.67          -6.5        -11.85         1.39
  4/6/01            3.41        -12.43         -9.77        -14.27         1.54
 4/13/01            2.52        -10.82         -5.52        -10.09         1.59
 4/20/01            2.51         -8.72         -3.08         -5.57         1.72
 4/27/01            2.51         -8.14          0.54          -4.8         1.77
  5/4/01            3.44         -7.15          2.43          -3.7         1.88
 5/11/01            2.29         -8.42          1.32         -5.29         1.95
 5/18/01            2.92         -8.15          5.28         -1.76         2.05
 5/25/01            2.64         -9.07          5.79         -2.83         2.05
  6/1/01            3.42        -11.45          4.38         -3.99         2.18
  6/8/01            3.56        -11.18          6.47         -3.66         2.24
 6/15/01            4.14        -13.96          3.08         -7.52         2.35
 6/22/01            4.72        -14.63          1.75         -6.69         2.44
 6/29/01            3.62        -14.87          6.96          -6.7         2.47

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

   2
  ===

UNEMPLOYMENT HITS HIGHEST LEVEL SINCE 1998; INFLATION REMAINS LOW.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4%--that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

--------------------------------------------------------------------------------
Job losses have affected almost every industry, which means that it may be difficult for the economy to rebound quickly.
--------------------------------------------------------------------------------

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

--------------------------------------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter of 2001, its lowest level since 1993.

                          [REAL GDP GROWTH BAR GRAPH]

Q3 1991                   1.3
Q4 1991                   2.5
Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                   0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.7

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

                                                                            3
                                                                           ===

MARKET OVERVIEW Continued


STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

                         [GRAPHIC OF A $100 DOLLAR BILL]

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to

--------------------------------------------------------------------------------
The Fed's interest rate cuts, while potentially healthy for the economy overall, drove down yields for money market funds.
--------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

Jun-91           6.9
Jul-91           6.8
Aug-91           6.9
Sep-91           6.9
Oct-91             7
Nov-91             7
Dec-91           7.3
Jan-92           7.3
Feb-92           7.4
Mar-92           7.4
Apr-92           7.4
May-92           7.6
Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
1-Jan            4.2
1-Feb            4.2
1-Mar            4.3
1-Apr            4.5
1-May            4.4
1-Jun            4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.

                       [MEASURES OF INFLATION LINE GRAPH]

 Date            CPI           ECI
Jun-91           4.7           4.6
Jul-91           4.4           4.6
Aug-91           3.8           4.6
Sep-91           3.4           4.3
Oct-91           2.9           4.3
Nov-91             3           4.3
Dec-91           3.1           4.3
Jan-92           2.6           4.3
Feb-92           2.8           4.3
Mar-92           3.2             4
Apr-92           3.2             4
May-92             3             4
Jun-92           3.1           3.6
Jul-92           3.2           3.6
Aug-92           3.1           3.6
Sep-92             3           3.5
Oct-92           3.2           3.5
Nov-92             3           3.5
Dec-92           2.9           3.5
Jan-93           3.3           3.5
Feb-93           3.2           3.5
Mar-93           3.1           3.5
Apr-93           3.2           3.5
May-93           3.2           3.5
Jun-93             3           3.6
Jul-93           2.8           3.6
Aug-93           2.8           3.6
Sep-93           2.7           3.6
Oct-93           2.8           3.6
Nov-93           2.7           3.6
Dec-93           2.7           3.5
Jan-94           2.5           3.5
Feb-94           2.5           3.5
Mar-94           2.5           3.2
Apr-94           2.4           3.2
May-94           2.3           3.2
Jun-94           2.5           3.2
Jul-94           2.8           3.2
Aug-94           2.9           3.2
Sep-94             3           3.2
Oct-94           2.6           3.2
Nov-94           2.7           3.2
Dec-94           2.7             3
Jan-95           2.8             3
Feb-95           2.9             3
Mar-95           2.9           2.9
Apr-95           3.1           2.9
May-95           3.2           2.9
Jun-95             3           2.9
Jul-95           2.8           2.9
Aug-95           2.6           2.9
Sep-95           2.5           2.7
Oct-95           2.8           2.7
Nov-95           2.6           2.7
Dec-95           2.5           2.7
Jan-96           2.7           2.7
Feb-96           2.7           2.7
Mar-96           2.8           2.8
Apr-96           2.9           2.8
May-96           2.9           2.8
Jun-96           2.8           2.9
Jul-96             3           2.9
Aug-96           2.9           2.9
Sep-96             3           2.8
Oct-96             3           2.8
Nov-96           3.3           2.8
Dec-96           3.3           2.9
Jan-97             3           2.9
Feb-97             3           2.9
Mar-97           2.8           2.9
Apr-97           2.5           2.9
May-97           2.2           2.9
Jun-97           2.3           2.8
Jul-97           2.2           2.8
Aug-97           2.2           2.8
Sep-97           2.2             3
Oct-97           2.1             3
Nov-97           1.8             3
Dec-97           1.7           3.3
Jan-98           1.6           3.3
Feb-98           1.4           3.3
Mar-98           1.4           3.3
Apr-98           1.5           3.3
May-98           1.7           3.3
Jun-98           1.6           3.5
Jul-98           1.7           3.5
Aug-98           1.7           3.5
Sep-98           1.4           3.7
Oct-98           1.4           3.7
Nov-98           1.5           3.7
Dec-98           1.6           3.4
Jan-99           1.7           3.4
Feb-99           1.7           3.4
Mar-99           1.8             3
Apr-99           2.3             3
May-99           2.1             3
Jun-99             2           3.2
Jul-99           2.1           3.2
Aug-99           2.3           3.2
Sep-99           2.6           3.1
Oct-99           2.6           3.1
Nov-99           2.6           3.1
Dec-99           2.7           3.4
Jan-00           2.7           3.4
Feb-00           3.2           3.4
Mar-00           3.8           4.3
Apr-00           3.1           4.3
May-00           3.2           4.3
Jun-00           3.7           4.4
Jul-00           3.7           4.4
Aug-00           3.4           4.4
Sep-00           3.5           4.3
Oct-00           3.4           4.3
Nov-00           3.4           4.3
Dec-00           3.4           4.1
1-Jan            3.7           4.1
1-Feb            3.5           4.1
1-Mar            2.9           4.1
1-Apr            3.3           4.1
1-May            3.6           4.1
1-Jun            3.2           3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

   4    Data source: Bloomberg L.P.
  ===
use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.

ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.


--------------------------------------------------------------------------------
The threat of recession also added momentum for President Bush's tax-cut proposal, which passed Congress before the close of the report period.
--------------------------------------------------------------------------------

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.


YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.


                [YIELDS OF U.S. TREASURY SECURITIES LINE GRAPH]

 Date                   5 Yr         10 Yr
Jun-91                  7.88          8.23
Jul-91                  7.74          8.15
Aug-91                  7.34          7.82
Sep-91                  6.91          7.45
Oct-91                  6.74          7.46
Nov-91                  6.48          7.38
Dec-91                  5.93           6.7
Jan-92                  6.43          7.27
Feb-92                  6.56          7.25
Mar-92                  6.92          7.53
Apr-92                  6.88          7.58
May-92                   6.6          7.32
Jun-92                  6.27          7.12
Jul-92                  5.82          6.71
Aug-92                  5.58           6.6
Sep-92                  5.32          6.35
Oct-92                  5.89          6.79
Nov-92                  6.22          6.94
Dec-92                  5.99          6.69
Jan-93                  5.55          6.36
Feb-93                  5.21          6.02
Mar-93                  5.24          6.02
Apr-93                  5.11          6.01
May-93                  5.37          6.15
Jun-93                  5.05          5.78
Jul-93                  5.15          5.81
Aug-93                  4.79          5.45
Sep-93                  4.77          5.38
Oct-93                  4.85          5.43
Nov-93                  5.16          5.82
Dec-93                  5.21          5.79
Jan-94                  5.02          5.64
Feb-94                  5.57          6.13
Mar-94                  6.23          6.74
Apr-94                  6.64          7.04
May-94                  6.76          7.15
Jun-94                  6.95          7.32
Jul-94                  6.73          7.11
Aug-94                   6.8          7.17
Sep-94                  7.28           7.6
Oct-94                  7.49          7.81
Nov-94                  7.79          7.91
Dec-94                  7.83          7.82
Jan-95                  7.51          7.58
Feb-95                  7.04           7.2
Mar-95                  7.07           7.2
Apr-95                  6.88          7.06
May-95                  6.05          6.28
Jun-95                  5.97           6.2
Jul-95                  6.16          6.43
Aug-95                  6.07          6.28
Sep-95                  6.02          6.18
Oct-95                  5.81          6.02
Nov-95                  5.52          5.74
Dec-95                  5.38          5.57
Jan-96                  5.24          5.58
Feb-96                  5.73           6.1
Mar-96                  6.09          6.33
Apr-96                  6.41          6.67
May-96                  6.63          6.85
Jun-96                  6.46          6.71
Jul-96                  6.57          6.79
Aug-96                  6.73          6.94
Sep-96                  6.46           6.7
Oct-96                  6.07          6.34
Nov-96                  5.83          6.04
Dec-96                  6.21          6.42
Jan-97                  6.25          6.49
Feb-97                  6.39          6.55
Mar-97                  6.75           6.9
Apr-97                  6.57          6.72
May-97                   6.5          6.66
Jun-97                  6.38           6.5
Jul-97                   5.9          6.01
Aug-97                  6.22          6.34
Sep-97                  5.99           6.1
Oct-97                  5.71          5.83
Nov-97                  5.84          5.87
Dec-97                  5.71          5.74
Jan-98                  5.38          5.51
Feb-98                  5.59          5.62
Mar-98                  5.62          5.65
Apr-98                  5.64          5.67
May-98                  5.55          5.55
Jun-98                  5.47          5.45
Jul-98                   5.5          5.49
Aug-98                   4.8          4.98
Sep-98                  4.22          4.42
Oct-98                  4.23          4.61
Nov-98                  4.48          4.71
Dec-98                  4.54          4.65
Jan-99                  4.55          4.65
Feb-99                  5.22          5.29
Mar-99                   5.1          5.24
Apr-99                  5.21          5.35
May-99                  5.58          5.62
Jun-99                  5.65          5.78
Jul-99                  5.79           5.9
Aug-99                  5.87          5.97
Sep-99                  5.75          5.88
Oct-99                  5.96          6.02
Nov-99                  6.11          6.19
Dec-99                  6.34          6.44
Jan-00                  6.68          6.67
Feb-00                   6.6          6.41
Mar-00                  6.31             6
Apr-00                  6.54          6.21
May-00                  6.52          6.27
Jun-00                  6.19          6.03
Jul-00                  6.15          6.03
Aug-00                  5.97          5.73
Sep-00                  5.85           5.8
Oct-00                  5.81          5.75
Nov-00                  5.43          5.47
Dec-00                  4.98          5.11
1-Jan                   4.77          5.11
1-Feb                   4.66           4.9
1-Mar                   4.56          4.92
1-Apr                   4.89          5.34
1-May                   4.91          5.38
1-Jun                   4.95          5.41

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

In step with the Federal Reserve Bank cutting short-term rates six times, 90-day commercial paper and three-month T-bills declined during the period.

                         [SHORT-TERM RATES LINE GRAPH]

 Weekly           3 Month T Bill    90-Day
12/31/00               5.9          6.28
1/5/01                5.12          5.85
1/12/01               5.32          5.48
1/19/01               5.24          5.43
1/26/01               5.17          5.34
2/2/01                5.09           5.2
2/9/01                5.05          5.21
2/16/01               4.98          5.16
2/23/01               4.89          5.14
3/2/01                4.84           4.9
3/9/01                4.71          4.89
3/16/01               4.53          4.76
3/23/01               4.34          4.65
3/30/01               4.29          4.73
4/6/01                3.93          4.63
4/13/01                  4          4.58
4/20/01               3.76          4.24
4/27/01               3.85          4.17
5/4/01                3.73          4.08
5/11/01               3.74          3.89
5/18/01               3.59          3.85
5/25/01               3.66          3.81
6/1/01                3.66          3.85
6/8/01                3.64          3.73
6/15/01                3.5          3.68
6/22/01               3.44          3.56
6/29/01               3.66          3.63

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.                                                 5
                                                                           ===

SCHWAB

MONEY MARKET FUND

                   [PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

"Falling interest rates made it a difficult environment for money funds, but we were able to keep yields competitive by lengthening the maturity of the fund's portfolio."

        Portfolio Managers
        Linda Klingman and
        Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 15 years experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the investment adviser in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOL     SWMXX

-------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
-------------------------------------------------------------------------------

THIS FUND MAY MAKE SENSE FOR INVESTORS WHO ARE SEEKING HIGH MONEY MARKET
RETURNS.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

BY LENGTHENING ITS MATURITY, THE FUND WAS ABLE TO DELAY THE EFFECTS OF FALLING YIELDS. Because we anticipated that the Fed would cut rates, we invested in securities with longer maturities which enabled us to lock in somewhat higher yields. While the fund may gradually have to replace these securities with issues paying lower yields, this move helped us maintain competitive yields in a falling rate environment. At the close of the reporting period the fund's dollar-weighted average maturity was 65 days -- slightly longer than the average of its peer group.

WHILE WE DID NOT FOCUS ON ANY SPECIFIC SECURITY TYPE, WE DID INCREASE THE FUND'S POSITION IN CDs ISSUED BY EUROPEAN BANKS. We felt these CDs offered superior value as compared to other money market securities during the period.



 6
===

PERFORMANCE AND FUND FACTS
-------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 as of 6/30/01
-------------------------------------------------------------------------------
The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

----------------------------------------
Seven-Day Yield                     3.61%
----------------------------------------
Seven-Day Effective Yield           3.67%
----------------------------------------

-------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY during the period
-------------------------------------------------------------------------------

                  [WEIGHTED AVERAGE MATURITY LINE GRAPH]

        MONTHLY         MATURITY
        12/31/00           67
        1/31/01            57
        2/28/01            60
        3/31/01            62
        4/30/01            59
        5/31/01            58
        6/30/01            65

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 AS OF 6/30/01
-------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
================================================================================

                           [SECURITY TYPE PIE CHART]

1.      45.5%   Commercial Paper
                and Other Corporate
                Obligations

2.      41.6%   Certificates of Deposit

3.       5.7%   Repurchase Agreements

4.       3.0%   Bank Notes

5.       2.2%   Variable-Rate Obligations

6.       2.0%   Promissory Notes

BY CREDIT QUALITY
================================================================================

                           [CREDIT QUALITY PIE CHART]

1.      100.0%  Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.


                                                                             7
                                                                            ===

SCHWAB MONEY MARKET FUND - FINANCIALS
================================================================================
FINANCIAL TABLES


These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The Financial Notes section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, How to Read This Report, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                                      1/1/01-    1/1/00-    1/1/99-   1/1/98-     1/1/97-     1/1/96-
                                                      6/30/01   12/31/00   12/31/99   12/31/98   12/31/97     12/31/96
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
======================================================================================================================
Net asset value at beginning of period                 1.00       1.00       1.00       1.00        1.00       1.00
                                                      ----------------------------------------------------------------
Income from investment operations:
   Net investment income                               0.02       0.06       0.05       0.05        0.05       0.05
                                                      ----------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.02)     (0.06)     (0.05)     (0.05)      (0.05)     (0.05)
                                                      ----------------------------------------------------------------
Net asset value at end of period                       1.00       1.00       1.00       1.00        1.00       1.00
                                                      ================================================================
Total return (%)                                       2.38 2     5.84       4.64       4.99        5.04       4.91

RATIOS/SUPPLEMENTAL DATA (%)
======================================================================================================================
Ratio of net operating expenses to
   average net assets                                  0.75 1     0.75 3     0.75       0.75        0.75       0.75
Expense reductions reflected in above ratio            0.04 1     0.05       0.09       0.11        0.12       0.14
Ratio of net investment income to
   average net assets                                  4.74 1     5.70       4.56       4.87        4.93       4.80
Net assets, end of period ($ x 1,000,000)            45,196     41,823     36,099     27,439      21,421     18,084


1     Annualized.

2     Not annualized.

3 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


 8    SEE THE FINANCIAL NOTES, WHICH
===   ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

      *     Asset-backed security

      +     Credit-enhanced security

      O     Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                            [DOLLAR VALUE PIE CHART]

 92.1%   FIXED-RATE OBLIGATIONS
         Market Value:  $41,544,380
         Cost:  $41,544,380

  2.2%   VARIABLE-RATE OBLIGATIONS
         Market Value:  $1,001,262
         Cost:  $1,001,262

  5.7%   OTHER INVESTMENTS
         Market Value:  $2,561,182
         Cost:  $2,561,182

----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value:  $45,106,824
         Cost:  $45,106,824

ISSUER                                                         FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                           ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 92.1% of investments

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS  45.5%
==========================================================================================

    AB SPINTAB
    3.68%, 09/13/01                                             100,000          99,250

    ABBEY NATIONAL, N.A. CORP.
    3.98%, 08/08/01                                              60,000          59,750

  * AMSTERDAM FUNDING CORP.
    4.03%, 07/02/01                                              75,000          74,992
    3.89%, 08/06/01                                              25,000          24,903
    3.85%, 08/10/01                                              25,000          24,894

    ANZ (DELAWARE), INC.
    4.25%, 07/24/01                                              75,000          74,799
    3.99%, 08/17/01                                             130,000         129,330
    3.65%, 09/20/01                                              30,000          29,756

 *  APRECO, INC.
    4.66%, 07/10/01                                              65,000          64,925
    4.73%, 07/16/01                                              25,000          24,951
    4.05%, 07/18/01                                              46,080          45,993
    4.01%, 07/26/01                                              16,000          15,956
    4.01%, 07/27/01                                              35,000          34,899
    4.18%, 08/10/01                                              30,000          29,862

    ASSOCIATES FIRST CAPITAL, B.V.
    4.01%, 07/03/01                                              80,000          79,982
    3.92%, 07/19/01                                              50,000          49,902
    3.92%, 07/20/01                                              70,000          69,856
    3.93%, 07/24/01                                             140,000         139,650
    3.80%, 07/30/01                                              44,000          43,866

* + ATLANTIS ONE FUNDING CORP.
    3.75%, 09/12/01                                             146,165         145,064
    3.74%, 09/26/01                                             162,000         160,549
    3.75%, 09/26/01                                              68,000          67,390

    BANK OF AMERICA CORP.
    5.29%, 07/27/01                                             100,000          99,628

    BANK OF NOVA SCOTIA
    5.40%, 07/12/01                                              80,000          79,871
    4.70%, 07/17/01                                              70,000          69,855
    4.20%, 08/02/01                                             100,000          99,631

    BANK OF SCOTLAND TREASURY SERVICES
    4.26%, 07/31/01                                              50,000          49,825

  * BARTON CAPITAL CORP.
    4.01%, 07/10/01                                              29,542          29,512
    3.87%, 07/24/01                                              66,248          66,085

                                       SEE THE FINANCIAL NOTES, WHICH     9
                                       ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB MONEY MARKET FUND - FINANCIALS
-------------------------------------------------------------------------------

PORTFOLIO HOLDINGS Continued
As of June 30, 2001:  unaudited

 ISSUER                                                      FACE VALUE        MKT. VALUE
 RATE, MATURITY DATE                                         ($ x 1,000)      ($ x 1,000)
* + BAVARIA TRR CORP.
    4.84%, 07/02/01                                             10,529          10,528

  * BAVARIA UNIVERSAL FUNDING CORP.
    4.74%, 07/16/01                                             28,565          28,509
    4.31%, 07/25/01                                             45,000          44,872
    4.28%, 07/30/01                                             26,294          26,204
    5.13%, 08/24/01                                             15,396          15,281
    4.03%, 08/28/01                                             10,724          10,655
    3.81%, 09/17/01                                             15,145          15,021
    3.71%, 09/20/01                                             20,000          19,834
    4.59%, 09/21/01                                             55,000          54,438
    4.72%, 10/19/01                                             69,000          68,028

    BBL NORTH AMERICA

    3.90%, 08/28/01                                             75,000          74,533

    BEAR STEARNS COMPANIES, INC.

    4.32%, 07/11/01                                             50,000          49,941
    4.32%, 07/25/01                                            200,000         199,431
    3.82%, 09/14/01                                            105,000         104,172

  * BETA FINANCE, INC.

    4.67%, 07/10/01                                             20,000          19,977
    5.35%, 07/18/01                                             11,000          10,973
    5.30%, 07/26/01                                             40,000          39,856
    5.27%, 02/25/02                                             99,000          98,994
    4.27%, 05/02/02                                             85,000          85,000
    4.32%, 05/09/02                                            115,000         115,000
    4.20%, 05/13/02                                             46,000          45,963
    4.10%, 07/15/02                                             21,000          21,000
    3.95%, 07/16/02                                             24,000          24,022

    CBA (DELAWARE) FINANCE, INC.

    4.68%, 07/09/01                                             25,000          24,974
    4.00%, 08/07/01                                             44,000          43,821
    3.98%, 08/09/01                                             47,000          46,799
    4.00%, 08/16/01                                             50,000          49,747

  * CC (USA), INC.

    4.72%, 07/06/01                                             38,000          37,975
    5.35%, 07/17/01                                             24,500          24,443
    5.35%, 07/18/01                                             29,000          28,929
    4.34%, 07/19/01                                             30,000          29,936
    4.34%, 07/20/01                                             30,000          29,932
    4.01%, 07/23/01                                             37,400          37,309
    5.35%, 07/23/01                                             45,000          44,857
    5.20%, 08/06/01                                             30,000          29,848
    3.98%, 08/22/01                                             28,000          27,841

  * CC (USA), INC., 144A

    4.66%, 03/28/02                                             60,000          60,000
    4.26%, 05/20/02                                             60,000          60,000


    ISSUER                                                     FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                                       ($ x 1,000)     ($ x 1,000)
    4.10%, 07/15/02                                             24,000          24,000
    4.05%, 07/16/02                                             20,000          20,000

    CIT GROUP HOLDINGS, INC.
    4.64%, 07/11/01                                             85,000          84,892
    4.22%, 07/30/01                                             20,000          19,933
    3.91%, 08/24/01                                             50,000          49,710
    3.79%, 09/20/01                                            150,000         148,734

    CITICORP
    3.91%, 07/23/01                                            140,000         139,667

    COMMERABANK U.S. FINANCE, INC.
    4.64%, 07/13/01                                             40,000          39,939

  * COMPASS SECURITIZATION, L.L.C.
    4.73%, 07/16/01                                             30,356          30,297
    4.75%, 07/16/01                                             53,612          53,507
    4.35%, 07/19/01                                             20,000          19,957

  * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
    Series A
    4.71%, 07/10/01                                             24,000          23,972
    4.37%, 07/18/01                                             10,000           9,980
    4.66%, 07/18/01                                             15,000          14,967
    4.71%, 07/18/01                                             30,000          29,934
    4.27%, 07/19/01                                             90,000          89,810
    4.23%, 08/02/01                                             40,000          39,851
    4.24%, 08/02/01                                             50,547          50,359
    5.15%, 08/02/01                                              7,329           7,296
    3.99%, 08/22/01                                             40,000          39,772
    4.28%, 10/11/01                                              8,121           8,025

  * CORPORATE RECEIVABLES CORP.
    4.67%, 07/09/01                                            100,000          99,897

  * CXC, INC.
    4.66%, 07/13/01                                             93,000          92,857
    4.00%, 08/24/01                                             47,000          46,721

  * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
    3.94%, 07/24/01                                            130,000         129,674
    3.99%, 07/24/01                                             45,000          44,886
    3.88%, 08/02/01                                             50,000          49,828

    DANSKE CORP.
    4.18%,  10/17/01                                            71,000          70,127

    DEN NORSKE BANK
    4.00%,  08/13/01                                            69,000          68,674
    3.80%,  09/11/01                                            45,000          44,662

    DEUTSCHE BANK FINANCIAL, INC.
    4.00%,  08/15/01                                           140,000         139,307
    3.65%,  09/19/01                                           169,000         167,642
    3.65%,  09/20/01                                           280,000         277,721


 10    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

    ISSUER                                                   FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                                      ($ x 1,0 00)     ($ x 1,000)

    DEXIA DELAWARE, L.L.C.
    3.94%, 08/15/01                                            146,000          145,288
    3.79%, 09/17/01                                             60,000           59,513

*   DORADA FINANCE, INC.
    4.74%, 07/06/01                                             22,000           21,986
    4.74%, 07/16/01                                             46,000           45,910
    4.00%, 08/22/01                                             29,000           28,834
    3.98%, 08/24/01                                             73,500           73,066
    6.77%, 10/09/01                                             21,000           20,999
    4.66%, 04/04/02                                             40,000           40,000
    4.26%, 05/20/02                                             72,000           72,000
    3.96%, 07/19/02                                             19,000           18,996

*   EDISON ASSET SECURITIZATION CORP., LLC
    4.79%, 07/03/01                                            350,000          349,908
    3.95%, 07/20/01                                            180,000          179,627
    3.92%, 07/27/01                                            100,000           99,718
    3.96%, 07/27/01                                             30,000           29,915
    3.90%, 08/03/01                                            200,000          199,291
    3.85%, 08/29/01                                            138,000          137,136

* + ENTERPRISE FUNDING CORP.
    4.91%, 07/03/01                                             10,000            9,997
    3.74%, 10/01/01                                             24,503           24,271

    FCE BANK, PLC
    4.00%, 07/20/01                                             50,000           49,895
    3.96%, 07/27/01                                             75,000           74,787
    3.79%, 09/13/01                                             50,000           49,615

    FORD MOTOR CREDIT
    5.45%, 07/06/01                                             26,000           25,981
    3.84%, 08/10/01                                             50,000           49,788
    3.75%, 08/20/01                                            203,000          201,948
    3.75%, 08/22/01                                            106,000          105,429
    3.83%, 08/28/01                                            155,000          154,051
    3.85%, 08/31/01                                            246,000          244,412

* + FORRESTAL FUNDING MASTER TRUST
    4.00%, 07/11/01                                             15,000           14,983
    3.92%, 07/19/01                                             60,246           60,129
    3.93%, 07/20/01                                             61,372           61,245
    3.73%, 07/30/01                                            124,508          124,135
    3.88%, 07/30/01                                             43,611           43,475
    3.85%, 08/01/01                                            100,000           99,670
    3.70%, 08/02/01                                             20,000           19,934
    3.85%, 08/02/01                                            175,000          174,404
    3.86%, 08/03/01                                             25,123           25,035

    FORTIS FUNDING, L.L.C.
    4.78%, 07/02/01                                             40,000           39,995
    4.30%, 07/17/01                                            115,000          114,782

    ISSUER                                                     FACE VALUE      MKT. VALUE
    RATE,  MATURITY DATE                                      ($ x 1,000)      ($ x 1,000)
    4.25%, 07/25/01                                             63,796           63,617
    4.25%, 07/30/01                                             30,000           29,898

 *  GALAXY FUNDING, INC.
    4.70%, 07/19/01                                             40,000           39,907
    5.25%, 08/17/01                                             24,000           23,840
    4.01%, 08/23/01                                             35,000           34,795
    4.02%, 08/23/01                                             73,000           72,572
    4.92%, 08/24/01                                             55,000           54,603
    3.97%, 08/31/01                                             25,000           24,834

    GE CAPITAL INTERNATIONAL FUNDING, INC.
    4.74%, 07/10/01                                            200,000          199,766
    3.96%, 07/25/01                                             69,000           68,819
    4.26%, 07/26/01                                            120,000          119,648
    4.26%, 07/27/01                                            150,000          149,543
    3.92%, 08/23/01                                             70,000           69,600

    GE FINANCIAL ASSURANCE HOLDINGS, INC.
    3.89%, 07/26/01                                             50,000           49,866

    GENERAL ELECTRIC CAPITAL CORP.
    4.74%, 07/06/01                                            121,000          120,921
    4.74%, 07/09/01                                            100,000           99,896
    4.30%, 07/18/01                                            250,000          249,498
    3.88%, 07/25/01                                            170,000          169,563
    3.88%, 07/26/01                                            126,000          125,662
    3.96%, 07/26/01                                            250,000          249,316
    4.27%, 07/27/01                                             17,900           17,845
    3.80%, 08/14/01                                             30,400           30,260
    3.80%, 08/15/01                                             47,850           47,624

    GENERAL ELECTRIC CAPITAL SERVICES
    4.70%, 07/11/01                                            190,000          189,755
    4.30%, 07/18/01                                             10,000            9,980
    4.26%, 07/30/01                                             75,000           74,745

    GENERAL MOTORS ACCEPTANCE CORP.
    3.86%, 08/06/01                                             20,000           19,923
    3.90%, 08/22/01                                             90,000           89,498
    3.90%, 08/23/01                                            200,000          198,863

* + GIRO FUNDING US CORP.
    4.75%, 07/11/01                                             94,000           93,877
    4.74%, 07/16/01                                            164,906          164,584
    4.34%, 07/19/01                                             50,000           49,893
    4.00%, 07/23/01                                             80,000           79,806
    4.76%, 07/25/01                                             22,613           22,542
    3.81%, 09/13/01                                             40,000           39,690

*   GIRO MULTI FUNDING CORP.
    3.96%, 07/19/01                                             85,221           85,053


                                          SEE THE FINANCIAL NOTES, WHICH    11
                                        ARE INTEGRAL TO THIS INFORMATION   ====

SCHWAB MONEY MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.


    ISSUER                                                     FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                                        ($ X 1,000)    ($ X 1,000)
* O GREENWICH FUNDING CORP.
    4.02%, 07/02/01                                            250,000         249,972
    4.70%, 07/05/01                                             30,000          29,985
    4.01%, 07/23/01                                             23,090          23,034
    4.24%, 07/26/01                                             12,000          11,965

    HALIFAX, PLC
    4.88%, 09/12/01                                             35,000          34,662

* + HALOGEN CAPITAL COMPANY, L.L.C.
    4.75%, 07/17/01                                             40,000          39,917

    HERTZ CORP.
    3.95%, 07/20/01                                             12,000          11,975

    INTERNATIONALE NERDERLANDEN (US) FUNDING CORP.
    3.93%, 07/19/01                                             20,000          19,961

* + INTREPID FUNDING MASTER TRUST
    4.74%, 07/06/01                                             40,000          39,974
    3.96%, 07/20/01                                             18,179          18,141

    J.P. MORGAN CHASE & Co.
    3.97%, 08/07/01                                            169,000         168,317
    3.98%, 08/08/01                                             11,000          10,954
    3.98%, 08/09/01                                            450,000         448,079
    3.73%, 10/04/01                                            145,000         143,588
    3.73%, 10/05/01                                            121,000         119,809

 *  JUPITER SECURITIZATION CORP.
    4.77%, 07/05/01                                             14,483          14,475
    4.69%, 07/16/01                                             12,415          12,391
    4.27%, 07/27/01                                             10,246          10,215
    4.28%, 07/30/01                                             13,098          13,053
    3.90%, 07/31/01                                             23,921          23,844
    4.11%, 07/31/01                                             10,097          10,063
    4.28%, 07/31/01                                             10,109          10,073
    5.10%, 08/23/01                                             10,260          10,185
    3.98%, 08/27/01                                             28,296          28,119

    LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
    5.05%, 08/20/01                                              7,000           6,952
    4.64%, 09/04/01                                             30,000          29,754
    5.77%, 12/19/01                                             41,500          40,423
    5.30%, 01/03/02                                            100,000          97,401
    5.42%, 01/17/02                                             50,000          48,572
    4.29%, 04/25/02                                             40,000          38,638

*   LEXINGTON PARKER CAPITAL CORP.
    4.77%, 07/06/01                                             45,000          44,971
    4.29%, 07/18/01                                             45,000          44,910
    4.81%, 07/18/01                                             25,000          24,944
    5.35%, 07/20/01                                             90,000          89,752


    ISSUER                                                    FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                                       ($ X 1,000)     ($ X 1,000)
    5.38%, 07/20/01                                             40,000          39,889
    5.41%, 07/25/01                                             50,000          49,824
    4.92%, 08/31/01                                             54,000          53,561
    4.29%, 10/18/01                                             21,220          20,950

 *  LINKS FINANCE, L.L.C.
    5.39%, 07/16/01                                             16,000          15,965
    3.89%, 08/10/01                                             19,000          18,918
    4.00%, 08/20/01                                             26,500          26,354
    3.98%, 08/23/01                                             25,000          24,855
    3.99%, 08/23/01                                             27,000          26,843
    3.99%, 09/04/01                                             14,800          14,695
    4.87%, 09/10/01                                             10,000           9,906
    3.61%, 09/20/01                                             30,000          29,758

 *  MARKET STREET FUNDING CORP.
    4.01%, 07/03/01                                            120,000         119,973

 *  MONT BLANC CAPITAL CORP.
    4.04%, 07/06/01                                             44,000          43,975
    3.99%, 07/23/01                                             42,000          41,898
    3.98%, 08/16/01                                              5,051           5,026

    MORGAN STANLEY, DEAN WITTER, DISCOVER & Co.
    4.80%, 07/02/01                                            148,000         147,981
    4.65%, 07/16/01                                            228,000         227,564
    5.17%, 08/10/01                                             44,000          43,754
    3.61%, 09/27/01                                            190,000         188,337
    3.61%, 09/28/01                                            400,000         396,460

 *  NEW CENTER ASSET TRUST
    3.85%, 08/06/01                                             50,000          49,809

 *  NEWCASTLE CERTIFICATES PROGRAM
    3.94%, 07/19/01                                             40,000          39,921
    3.75%, 07/30/01                                            150,000         149,549
    3.84%, 08/01/01                                             45,000          44,852

    NORDBANKEN OF NORTH AMERICA, INC.
    5.42%, 07/25/01                                             46,295          46,132

    NORDEA NORTH AMERICA, INC.
    4.00%, 08/15/01                                             33,000          32,836
    3.79%, 09/07/01                                            110,000         109,220

 *  PREFERRED RECEIVABLES FUNDING CORP.
    3.90%, 07/23/01                                             88,000          87,791

 *  QUINCY CAPITAL CORP.
    5.52%, 07/12/01                                             23,264          23,226
    3.92%, 07/26/01                                             50,000          49,865
    3.89%, 07/27/01                                             22,487          22,424
    3.90%, 07/27/01                                            139,678         139,287


 12   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

    ISSUER                                                   FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                                      ($ X 1,000)      ($ X 1,000)
    3.86%, 08/10/01                                             75,490          75,168
    3.87%, 08/10/01                                             50,327          50,112

 *  RECEIVABLES CAPITAL CORP.
    3.97%, 07/20/01                                             38,000          37,921
    3.77%, 08/24/01                                             40,243          40,017

    SAN PAOLO IMI SPA
    4.29%, 07/06/01                                            100,000          99,941
    4.31%, 07/18/01                                             75,000          74,849
    4.29%, 07/19/01                                             40,000          39,915

    SANTANDER FINANCE (DELAWARE), INC.
    5.26%, 07/30/01                                             50,000          49,794
    5.17%, 08/06/01                                             15,000          14,924
    3.91%, 08/23/01                                            146,000         145,168
    3.67%, 09/12/01                                             15,000          14,889

 *  SIGMA FINANCE, INC.
    4.76%, 07/02/01                                             10,000           9,999
    4.76%, 07/05/01                                             20,000          19,990
    4.75%, 07/10/01                                             60,000          59,930
    5.41%, 07/12/01                                             41,000          40,934
    5.44%, 07/12/01                                             53,000          52,914
    5.39%, 07/13/01                                             24,000          23,958
    5.39%, 07/26/01                                             14,988          14,933
    5.19%, 08/03/01                                             80,000          79,629
    4.87%, 09/04/01                                             25,000          24,786
    3.73%, 09/05/01                                             65,000          64,559
    4.90%, 09/10/01                                             50,000          49,528
    4.87%, 09/13/01                                             98,800          97,835
    4.85%, 09/14/01                                             50,000          49,507
    4.19%, 10/05/01                                             23,000          22,748
    4.60%, 10/11/01                                             60,000          59,236
    4.18%, 10/18/01                                             74,000          73,081
    4.21%, 10/18/01                                             65,000          64,189
    4.03%, 10/30/01                                             45,000          44,403

 *  SIGMA FINANCE, INC., 144A
    4.80%, 04/25/02                                             80,000          80,000
    4.32%, 05/08/02                                             50,000          50,012
    4.20%, 05/15/02                                             30,000          29,975
    4.06%, 06/17/02                                             54,000          54,020
    3.92%, 07/22/02                                             48,000          48,086
    3.93%, 07/22/02                                             50,000          50,085

    SOCIETE GENERALE, N.A.
    4.87%, 09/04/01                                             48,500          48,083
    3.73%, 09/26/01                                             45,000          44,598

    ISSUER                                                     FACE VALUE      MKT. VALUE
    RATE, MATURITY DATE                                      ($ X 1,000)      ($ X 1,000)
*   STELLAR FUNDING GROUP, INC.
    4.04%, 07/02/01                                             15,215          15,213
    4.71%, 07/10/01                                             30,361          30,326
    4.30%, 07/23/01                                             11,930          11,899
    4.30%, 07/30/01                                             18,474          18,411
    4.30%, 07/31/01                                             16,897          16,837
    4.24%, 08/01/01                                              8,771           8,739
    4.26%, 08/02/01                                              7,974           7,944
    3.88%, 09/05/01                                             16,510          16,394
    3.84%, 09/10/01                                             19,000          18,858
    3.79%, 09/17/01                                             20,000          19,838
    3.67%, 09/19/01                                             38,748          38,435
    4.30%, 09/28/01                                              9,757           9,655
    4.69%, 09/28/01                                             12,159          12,021
    4.25%, 10/23/01                                              9,441           9,317

* + TRIPLE-A ONE FUNDING CORP.
    4.76%, 07/05/01                                             48,589          48,564
    4.00%, 07/13/01                                             54,372          54,300
    3.87%, 08/06/01                                             18,499          18,428
    3.80%, 09/14/01                                             12,156          12,061
    3.74%, 10/02/01                                             30,000          29,713

* + TULIP FUNDING CORP.
    3.92%, 07/25/01                                             40,785          40,679
    5.20%, 08/03/01                                             20,000          19,907
    4.00%, 08/21/01                                             56,453          56,136
    3.94%, 08/30/01                                             50,000          49,675
    3.94%, 08/31/01                                             89,212          88,622
    3.78%, 09/14/01                                             64,000          63,501

    UBS, AG
    3.84%, 08/30/01                                            500,000         496,825

 *  VARIABLE FUNDING CAPITAL CORP.
    3.92%, 07/19/01                                             57,065          56,954
    3.92%, 07/20/01                                             25,000          24,949
    4.26%, 07/25/01                                             50,000          49,859
    3.86%, 08/06/01                                            127,385         126,896
    4.18%, 08/08/01                                             39,000          38,830
    3.87%, 08/13/01                                            100,000          99,541
    3.77%, 09/11/01                                             49,000          48,633

 *  WCP FUNDING, INC.
    4.29%, 07/06/01                                             39,500          39,477
    3.86%, 08/10/01                                             60,000          59,744
    3.94%, 08/28/01                                             95,000          94,403

 *  WINDMILL FUNDING
    3.85%, 08/10/01                                             33,000          32,860
                                                                            ----------
                                                                            20,535,043



                                          SEE THE FINANCIAL NOTES, WHICH     13
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB MONEY MARKET FUND - FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                         FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)

CERTIFICATES OF DEPOSIT  41.6%
================================================================================
ABBEY NATIONAL TREASURY SERVICES, PLC
4.72%, 07/06/01                                  200,000       200,000
4.72%, 07/10/01                                  120,000       120,000
4.64%, 07/11/01                                   50,000        50,000
3.65%, 09/18/01                                  100,000       100,026
3.77%, 09/18/01                                  380,000       380,000
4.20%, 05/30/02                                   98,000        98,000
3.86%, 07/22/02                                   82,000        82,000

AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
3.94%, 08/21/01                                   25,000        25,002
4.00%, 08/21/01                                   50,000        50,000

BANCO BILBAO VIZCAYA ARGENTARIA SA
4.64%, 07/12/01                                  100,000       100,000
4.84%, 09/04/01                                   30,000        30,000

BANK OF MONTREAL
4.62%, 07/09/01                                   25,000        25,004
3.96%, 08/13/01                                  150,000       150,000

BANK OF NOVA SCOTIA
5.41%, 07/09/01                                  150,000       150,000
4.70%, 07/18/01                                  150,000       150,000
4.00%, 08/07/01                                   37,000        37,000
4.01%, 08/13/01                                   90,000        90,000
3.67%, 09/17/01                                   20,000        20,043
3.60%, 09/27/01                                   30,000        30,000

Bank of Scotland Treasury Services
4.15%, 07/31/01                                   25,000        25,002
3.94%, 08/17/01                                   30,000        30,001
3.99%, 08/22/01                                   60,000        60,000
3.65%, 10/12/01                                   80,000        80,022

Barclays Bank, PLC
5.13%, 08/06/01                                   25,000        25,000
5.17%, 08/06/01                                  268,000       267,993
5.17%, 08/08/01                                   55,000        55,000
5.17%, 08/09/01                                   22,000        22,000
5.17%, 08/13/01                                   50,000        50,000
3.68%, 09/11/01                                 115,000        115,031
3.68%, 09/13/01                                  50,000         50,013
3.67%, 09/19/01                                  60,000         60,011
3.62%, 12/21/01                                  47,000         47,004
4.43%, 04/10/02                                  47,000         47,000
4.29%, 04/25/02                                  50,000         50,003
4.11%, 05/09/02                                  25,000         25,002


ISSUER                                          FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
BAYERICHE HYPOVEREINSBANK, AG
5.49%, 07/11/01                                    72,000         71,997
4.06%, 08/15/01                                   250,000        250,000
3.71%, 08/20/01                                    20,000         20,001
3.90%, 08/29/01                                   250,000        250,017
3.92%, 08/29/01                                   100,000        100,006
4.87%, 09/04/01                                    50,000         49,995
3.68%, 09/11/01                                    30,000         30,008
3.79%, 09/11/01                                    70,000         70,003
3.85%, 09/28/01                                    22,000         22,003

BAYERISCHE LANDESBANK GIROZENTRALE
5.49%, 07/12/01                                    90,000         89,997
5.18%, 08/07/01                                    72,000         71,999
3.65%, 09/18/01                                    20,000         20,003
3.72%, 10/02/01                                    93,000         92,998
4.53%, 04/12/02                                   145,000        145,000

BNP Paribas
5.36%, 07/30/01                                    50,000         50,000
3.94%, 08/17/01                                    25,000         25,000
4.92%, 08/31/01                                    73,000         73,001
3.64%, 09/24/01                                    50,000         50,001
3.64%, 09/25/01                                   545,000        545,006

Canadian Imperial Bank of Commerce
4.70%, 07/11/01                                     9,000          9,000
5.40%, 07/12/01                                    50,000         50,000
6.88%, 08/14/01                                   100,000         99,997
6.72%, 10/10/01                                    43,000         42,998
5.41%, 01/22/02                                    48,000         47,999
4.62%, 03/28/02                                    94,000         93,987
4.64%, 03/28/02                                    25,000         24,996
3.84%, 07/22/02                                   450,000        449,977
3.88%, 07/23/02                                    76,000         75,984

Chase Manhattan Bank USA, N.A.
4.63%, 07/11/01                                    56,000         56,000
4.00%, 08/17/01                                   350,000        350,000
4.00%, 08/21/01                                   100,000        100,000
3.90%, 08/29/01                                   195,000        195,000
3.76%, 09/14/01                                   200,000        200,000

Citibank, N.A.
4.23%, 08/01/01                                    50,000         50,000
4.25%, 08/02/01                                   140,000        140,000
3.95%, 08/21/01                                   145,000        145,000
3.93%, 08/30/01                                    90,000         90,000
3.90%, 09/04/01                                    85,000         85,002
3.91%, 09/04/01                                   100,000        100,000


 14     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                           FACE VALUE          MKT. VALUE
RATE, MATURITY DATE                              ($ x 1,000)         ($ x 1,000)
COMMERZBANK, AG
4.74%, 07/05/01                                      200,000           200,000
3.95%, 08/21/01                                      185,000           185,000
3.84%, 09/06/01                                       11,500            11,500
3.72%, 09/28/01                                       15,000            14,997

CREDIT AGRICOLE INDOSUEZ
4.00%, 07/05/01                                      100,000           100,000
4.73%, 07/06/01                                      124,000           124,000
4.00%, 08/02/01                                       25,000            25,000
4.22%, 08/03/01                                      176,000           176,000
5.13%, 08/06/01                                       10,000            10,000
3.96%, 08/21/01                                       50,000            50,000
3.79%, 09/07/01                                       56,000            56,006

CREDIT SUISSE FIRST BOSTON CORP.
4.00%, 08/14/01                                      174,000           173,993

DANSKE BANK A/S
4.71%, 07/11/01                                       25,000            25,000
3.98%, 08/02/01                                       15,000            15,000
3.65%, 09/21/01                                       25,000            25,000

DEN NORSKE BANK
3.99%, 08/13/01                                       20,000            20,000
3.82%, 09/11/01                                       25,000            25,000
3.79%, 09/14/01                                       18,000            18,000

DEUTSCHE BANK, AG
5.40%, 07/05/01                                      104,000           104,005
5.92%, 07/05/01                                       75,000            75,001
4.69%, 07/13/01                                       90,000            90,000
5.37%, 07/26/01                                       40,000            40,000
3.84%, 07/31/01                                      150,000           150,106
4.00%, 08/08/01                                       61,000            61,001
6.92%, 08/20/01                                      100,000            99,996
6.80%, 09/10/01                                       41,500            41,498
6.80%, 09/11/01                                       55,000            54,998
3.84%, 09/12/01                                       41,000            41,001
3.65%, 09/19/01                                      198,000           198,000
3.65%, 09/20/01                                      200,000           200,000
3.65%, 09/21/01                                       90,000            90,000
4.81%, 03/15/02                                      300,000           299,939

DEXIA BANK
4.80%, 07/02/01                                      170,000           170,000
3.96%, 08/22/01                                       50,000            50,000

DRESDNER BANK
4.64%, 07/09/01                                       20,000            20,000
4.21%, 07/31/01                                      100,000           100,000
4.15%, 08/08/01                                       37,000            37,001

ISSUER                                           FACE VALUE          MKT. VALUE
RATE, MATURITY DATE                              ($ x 1,000)         ($ x 1,000)
3.94%, 08/21/01                                       38,000            38,001
4.84%, 08/27/01                                      180,000           180,000

FIRST TENNESSEE BANK, N.A
4.26%, 07/24/01                                       18,000            18,000

FORENINGS SPARBANKEN AB (SWEDBANK)
3.85%, 08/31/01                                       31,000            31,000
3.81%, 09/11/01                                       50,000            50,000

HALIFAX, PLC
3.98%, 08/23/01                                       72,000            72,000
3.90%, 08/29/01                                      138,000           138,011

ING BANK, NV
4.73%, 07/09/01                                      182,000           182,000
4.64%, 07/12/01                                      190,000           190,000
5.40%, 07/12/01                                       20,000            20,000
5.21%, 07/27/01                                       60,000            60,000
3.97%, 08/22/01                                      150,000           150,000
4.92%, 08/31/01                                      325,000           325,000
3.91%, 09/04/01                                       90,000            90,000
3.86%, 09/07/01                                      250,000           250,000
3.65%, 09/21/01                                       75,000            75,000
3.62%, 12/20/01                                       50,000            50,007

LANDESBANK BADEN WURTTEMBERG
4.72%, 07/09/01                                       50,000            50,000
4.63%, 07/10/01                                       30,000            30,000
4.78%, 07/19/01                                       60,000            59,998
4.23%, 07/31/01                                       90,000            90,001
3.91%, 08/20/01                                       15,000            15,001
3.94%, 08/20/01                                       30,000            30,000
3.94%, 08/21/01                                       20,000            20,001
4.82%, 09/04/01                                       15,000            15,000
3.85%, 09/05/01                                       12,000            12,000
3.79%, 09/17/01                                       50,000            49,999
3.67%, 09/20/01                                       10,000            10,000

LANDESBANK HESSEN-THURGINGEN GIROZENTRALE
5.92%, 07/05/01                                      105,000           105,001
4.87%, 09/04/01                                        8,000             8,015
3.81%, 09/07/01                                       30,000            30,002
3.65%, 12/21/01                                       50,000            50,000

LLOYDS BANK TSB, PLC
4.30%, 07/23/01                                       50,000            50,000
5.10%, 08/01/01                                      100,000           100,012

MERITA BANK, LTD
3.95%, 08/21/01                                       75,000            75,000
3.79%, 09/17/01                                       98,000            97,998


                                           SEE THE FINANCIAL NOTES, WHICH   15
                                         ARE INTEGRAL TO THIS INFORMATION. =====

SCHWAB MONEY MARKET FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                              FACE VALUE         MKT. VALUE
RATE, MATURITY DATE                                ($ x 1,000)         ($ x 1,000)
NATIONAL AUSTRALIA BANK, LTD.
5.36%, 07/23/01                                       100,000            100,000
4.01%, 08/17/01                                       200,000            200,000
4.44%, 04/12/02                                        75,000             75,000

NATIONAL WESTMINSTER BANK, PLC
4.70%, 07/16/01                                        95,000             95,000
5.47%, 07/16/01                                        50,000             50,000
6.89%, 09/04/01                                       100,000             99,997
4.10%, 05/01/02                                        50,000             50,064

NORDDEUTSCHE LANDESBANK GIROZENTRALE
7.02%, 07/10/01                                        45,000             45,000
4.78%, 07/19/01                                        60,000             59,999
4.00%, 08/08/01                                        60,000             60,000
5.17%, 08/16/01                                        50,000             50,000
4.00%, 08/17/01                                        70,000             69,995
3.99%, 08/24/01                                        30,000             30,000

RABOBANK NEDERLAND, NV
4.30%, 07/19/01                                        17,000             17,000
6.72%, 10/09/01                                       100,000             99,995
4.43%, 04/02/02                                        47,000             47,046
4.04%, 07/08/02                                       100,000            100,005

ROYAL BANK OF CANADA
5.17%, 08/16/01                                       170,000            170,000
5.12%, 09/11/01                                        26,000             26,043
5.41%, 01/22/02                                        45,000             45,002
4.62%, 03/28/02                                        50,000             49,993
4.47%, 04/12/02                                        46,000             45,995
4.64%, 04/18/02                                        70,000             70,000
4.05%, 07/08/02                                       100,000             99,995
3.88%, 07/23/02                                       100,000             99,979

ROYAL BANK OF SCOTLAND
4.73%, 07/06/01                                        40,000             40,000
4.70%, 07/12/01                                        80,000             80,000
6.75%, 09/24/01                                        25,000             24,998
3.90%, 07/29/02                                        45,000             44,991

SOCIETE GENERALE
5.94%, 07/05/01                                       100,000            100,000
5.40%, 07/09/01                                        43,000             43,002
4.00%, 08/13/01                                        30,000             30,000

SVENSKA HANDELSBANKEN
4.64%, 07/10/01                                       119,000            119,001
5.51%, 07/16/01                                        15,000             15,000
5.32%, 07/17/01                                        20,000             20,000
5.30%, 07/20/01                                        30,000             30,024
4.04%, 08/03/01                                        50,000             50,000
4.00%, 08/07/01                                        25,000             25,000
4.43%, 10/05/01                                       100,000            100,000

TORONTO DOMINION BANK
4.69%, 07/13/01                                       145,000            145,000
4.75%, 07/18/01                                       219,000            219,000
4.00%, 08/01/01                                        80,000             80,000
4.00%, 08/07/01                                       400,000            400,000
4.65%, 04/18/02                                        30,000             30,000

UBS, AG
4.70%, 07/17/01                                       246,000            246,001
3.98%, 08/01/01                                        97,000             97,000
4.00%, 08/01/01                                       200,000            200,002
3.97%, 08/03/01                                        67,000             67,000
6.70%, 09/10/01                                        45,000             45,003
6.72%, 10/09/01                                       371,000            370,981

UNICREDITO ITALIANO SPA
4.25%, 09/04/01                                        50,000             50,001
3.65%, 09/21/01                                       210,000            210,002
3.63%, 09/28/01                                        65,000             65,001

WESTDEUTSCHE LANDESBANK GIROZENTRALE
4.25%, 07/31/01                                        50,000             50,000
3.61%, 09/28/01                                        45,000             45,000
3.66%, 12/21/01                                       493,000            493,000

WESTPAC BANKING CORP.
4.43%, 10/05/01                                        50,000             50,001
                                                                      ----------
                                                                      18,764,337

BANK NOTES  3.0%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A
5.51%, 07/11/01                                        20,000             20,006
4.63%, 07/13/01                                       294,000            294,000
4.70%, 07/17/01                                       290,000            290,000
3.90%, 07/19/01                                        60,000             60,000
5.30%, 07/24/01                                       195,000            195,000
5.26%, 07/31/01                                        97,000             97,000
4.92%, 08/28/01                                       126,000            126,000
6.75%, 09/18/01                                       100,000            100,000

BANK OF NEW YORK
4.50%, 03/28/02                                        25,000             24,998

LASALLE NATIONAL BANK
4.84%, 08/27/01                                        98,000             98,000
4.50%, 03/28/02                                        27,000             26,996
                                                                      ----------
                                                                       1,332,000


 16    SEE THE FINANCIAL NOTES, WHICH
=====  ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                              FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                 ($ x 1,000)     ($ x 1,000)
PROMISSORY NOTES 2.0%
===============================================================================
o  THE GOLDMAN SACHS GROUP, INC
   5.63%, 07/17/01                                      80,000          80,000
   4.93%, 08/10/01                                      70,000          70,000
   5.00%, 08/24/01                                     248,000         248,000
   5.04%, 08/27/01                                     100,000         100,000
   4.76%, 09/25/01                                     125,000         125,000
   4.54%, 10/09/01                                      35,000          35,000
   4.32%, 10/29/01                                     170,000         170,000
   4.28%, 10/30/01                                      85,000          85,000
                                                                     ---------
                                                                       913,000

VARIABLE-RATE OBLIGATIONS  2.2% OF INVESTMENTS
===============================================================================
+  6700 CHERRY AVENUE PARTNERS
   Demand Bond Series 1993 3.85%,
   07/07/01                                              9,300           9,300
*  BETA FINANCE, INC., 144A
   3.96%, 07/16/01                                     142,000         141,982
+  CFM INTERNATIONAL, INC., 144A
   4.05%, 07/07/01                                      35,005          35,005
o  GE LIFE & ANNUITY ASSURANCE CO., 144A
   4.11%, 07/30/01                                     100,000         100,000
   4.12%, 07/30/01                                      50,000          50,000
+  LOWNDES CORP., GEORGIA
   Taxable Demand Bond
   Series 1997, 144A
   3.96%, 07/07/01                                       7,200           7,200
+  MERLOT TRUST
   Series 2000B, 144A
   3.90%, 07/07/01                                      32,630          32,630
+  MERLOT TRUST
   Series 2001A7, 144A
   3.90%, 07/07/01                                      15,470          15,470
+  MERLOT TRUST
   Series 2001A67, 144A
   3.90%, 07/07/01                                      35,065          35,065
o  METROPOLITAN LIFE INSURANCE CO., 144A
   4.11%, 07/30/01                                      50,000          50,000
o  MONUMENTAL LIFE INSURANCE CO., 144A
   4.23%, 07/02/01                                     100,000         100,000
   MORGAN STANLEY, DEAN WITTER & CO., 144A
   4.01%, 07/16/01                                      50,000          50,000

+  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes &
   Noble, Inc. Distribution & Freight
   Consolidation Center Project)
   Series 1995A 3.80%, 07/07/01                         18,160          18,160
+  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes &
   Noble, Inc. Distribution & Freight
   Consolidation Center Project)
   Series B 3.80%, 07/07/01                             10,000          10,000
+  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Money Market
   Securities (GE Aerospace Camden
   Development Project) Series A
   3.87%, 07/07/01                                       8,450           8,450
+  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Money Market
   Securities (GE Aerospace Camden
   Development Project) Series B
   3.87%, 07/07/01                                      10,000          10,000
o  PACIFIC LIFE INSURANCE CO., 144A
   4.11%, 07/02/01                                     100,000         100,000
*+oRESTRUCTURED ASSET SECURITIES WITH
   ENHANCED RETURNS
   Series 2000-15-MM-MBS,
   144A 4.02%, 07/13/01                                 38,000          38,000
*  SHORT TERM REPACKAGED ASSET TRUST
   Series 1998E, 144A 4.00%,
   07/18/01                                             50,000          50,000
*  SIGMA FINANCE, INC., 144A
    4.06%, 07/02/01                                     50,000          50,000
*+oSTRATEGIC MONEY MARKET TRUST
   Series 2000M, 144A 3.91%,
   09/13/01                                             20,000          20,000
+  THE COMMUNITY REDEVELOPMENT AGENCY OF THE
   CITY OF LOS ANGELES, CALIFORNIA
   Subordinate Tax Allocation
   Refunding Bonds
   (Bunker Hill Project)
   Series 1997A 4.10%, 07/07/01                         10,000          10,000
o  UNITED OF OMAHA LIFE INSURANCE CO., 144A
   4.96%, 07/02/01                                      60,000          60,000
                                                                     ---------
                                                                     1,001,262



                                           SEE THE FINANCIAL NOTES, WHICH    17
                                         ARE INTEGRAL TO THIS INFORMATION.=====

SCHWAB MONEY MARKET FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.


                                                  MATURITY VALUE     MKT. VALUE
SECURITY                                           ($ x 1,000)       ($ x 1,000)

OTHER INVESTMENTS  5.7% OF INVESTMENTS
===============================================================================

REPURCHASE AGREEMENTS  5.7%
--------------------------------------------------------------------------------
BANK OF AMERICA, L.L.C
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                        300,103            300,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                            182                182

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.94%,
issued 05/10/01, due 07/07/01                        534,371            531,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                        500,172            500,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                      1,230,422          1,230,000
                                                                      ---------
                                                                      2,561,182


--------------------------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

  18    SEE THE FINANCIAL NOTES, WHICH
======  ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES

As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.


ASSETS
================================================================================
Investments, at market value                                     $  45,106,824 a
Receivables:
        Interest                                                       253,010
Prepaid expenses                                                 +         952
                                                                 -------------
TOTAL ASSETS                                                        45,360,786

LIABILITIES
================================================================================
Payables:
        Dividends to shareholders                                       67,865
        Investments bought                                              92,998
        Investment adviser and administrator fees                        1,028
        Transfer agent and shareholder service fees                      1,676
Accrued expenses                                                 +         793
                                                                 -------------
TOTAL LIABILITIES                                                      164,360

NET ASSETS
================================================================================
TOTAL ASSETS                                                        45,360,786
TOTAL LIABILITIES                                                -     164,360
                                                                 -------------
NET ASSETS                                                       $  45,196,426

NET ASSETS BY SOURCE
Capital received from investors                                     45,196,502
Net realized capital losses                                                (76)


NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS     \      OUTSTANDING      =     NAV
$45,196,426           45,197,034            $1.00


a Includes illiquid restricted securities worth $1,745,956, or 3.87% of the fund's investments. The amortized cost for the fund's securities was $45,106,824.

FEDERAL TAX DATA
================================================================================
COST BASIS OF PORTFOLIO                                            $45,106,824

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                 Loss amount:
        2003                                                              $ 58
        2007                                                       +        49
                                                                   -----------
                                                                          $107

                                            SEE THE FINANCIAL NOTES, WHICH    19
                                          ARE INTEGRAL TO THIS INFORMATION.=====

SCHWAB MONEY MARKET FUND - FINANCIALS
================================================================================

Statement of
OPERATIONS

For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.


INVESTMENT INCOME
================================================================================
Interest                                                          $  1,224,696

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                                      31

EXPENSES
================================================================================
Investment adviser and administrator fees                               70,392 a
Transfer agent and shareholder service fees                            100,353 b
Trustees' fees                                                              54 c
Custodian and portfolio accounting fees                                  1,663
Professional fees                                                           87
Registration fees                                                        1,491
Shareholder reports                                                      1,723
Other expenses                                                    +        112
                                                                  ------------
Total expenses                                                         175,875
Expense reduction                                                 -      8,620 d
                                                                  ------------
NET EXPENSES                                                           167,255

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                              1,224,696
NET EXPENSES                                                      -    167,255
                                                                  ------------
NET INVESTMENT INCOME                                                1,057,441
NET REALIZED GAINS                                                +         31
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                            $  1,057,472


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.75% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


 20   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000. Figures for 1/1/01-6/30/01 are unaudited.


OPERATIONS
================================================================================
                                           1/1/01 - 6/30/01    1/1/00 - 12/31/00
Net investment income                         $ 1,057,441       $   2,233,306
Net realized gains                           +         31                  62
                                             --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS          1,057,472           2,233,368

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income         $  1,057,441       $   2,233,306

TRANSACTIONS IN FUND SHARES a
================================================================================
Shares sold                                    76,579,530         184,154,775
Shares reinvested                                 973,475           2,185,595
Shares redeemed                              +(74,179,361)       (180,616,417)
                                             --------------------------------
NET INCREASE                                    3,373,644           5,723,953

NET ASSETS
================================================================================
Beginning of period                            41,822,751          36,098,736
Total increase                               +  3,373,675           5,724,015 b
                                             --------------------------------
END OF PERIOD                                 $45,196,426       $  41,822,751

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



                                           SEE THE FINANCIAL NOTES, WHICH     21
                                         ARE INTEGRAL TO THIS INFORMATION. =====

SCHWAB
GOVERNMENT MONEY FUND

                            [PHOTO OF KAREN WIGGAN]

      "ANTICIPATING FURTHER EASING BY THE FED, WE POSITIONED THE FUND TO TAKE ADVANTAGE OF DECLINING INTEREST RATES BY INVESTING IN SECURITIES WITH LONGER MATURITIES."

       PORTFOLIO MANAGER
       KAREN WIGGAN

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for seven years.

TICKER SYMBOL                       SWGXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------
THIS FUND MAY MAKE SENSE FOR INVESTORS WHO ARE LOOKING FOR HIGH MONEY MARKET RETURNS ALONG WITH THE ADDED MARGIN OF SAFETY PROVIDED BY A PORTFOLIO OF U.S. GOVERNMENT SECURITIES.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

DEMAND FOR U.S. GOVERNMENT DISCOUNT NOTES CONTINUED TO GROW AS LARGE AGENCY ISSUES WERE CALLED IN BY THEIR ISSUERS. In some cases the fund paid higher prices for discount notes of certain maturities. However, because we anticipated the Fed's rate cuts, we were able to position the portfolio to stave off some of the effects of declining rates by investing in securities with longer maturities.

CONGRESS HAS SHOWN CONCERN ABOUT THE RISKS THAT AGENCIES SUCH AS FANNIE MAE MAY PRESENT AS THEY EXPAND THEIR ACTIVITIES. For the time being, these concerns have not affected the performance of these securities. However, as the fund currently has substantial holdings in government agency securities, we will continue to carefully monitor the situation for any developments.


 22
====

PERFORMANCE AND FUND FACTS
-------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 AS OF 6/30/01
-------------------------------------------------------------------------------
The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

-------------------------------------------------------------------------------
Seven-Day Yield                                                          3.52%
-------------------------------------------------------------------------------
Seven-Day Effective Yield                                                3.58%
-------------------------------------------------------------------------------

                  WEIGHTED AVERAGE MATURITY DURING THE PERIOD

                     [WEIGHTED AVERAGE MATURITY LINE GRAPH]

   Monthly     Maturity
  12/31/00        47
   1/31/01        46
   2/28/01        49
   3/31/01        58
   4/30/01        64
   5/31/01        59
   6/30/01        55

PORTFOLIO COMPOSITION 2 AS OF 6/30/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
===============================================================================

                           [SECURITY TYPE PIE CHART]

1.  1.46.9%  U.S. Government
             Discount Notes
2.    46.6%  Repurchase Agreements
3.     5.4%  U.S. Government
             Coupon Notes
4.     1.1%  U.S. Government
             Variable-Rate Obligations

BY CREDIT QUALITY
===============================================================================

                           [CREDIT QUALITY PIE CHART]

1.   100.0%  Tier 1

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.


                                                                             23
                                                                            ====

SCHWAB GOVERNMENT MONEY FUND-- FINANCIALS
===============================================================================
FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
                                                1/1/01-      1/1/00-      1/1/99-       1/1/98-      1/1/97-       1/1/96-
                                                6/30/01      12/31/00     12/31/99     12/31/98     12/31/97      12/31/96
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
==========================================================================================================================
Net asset value at beginning of period           1.00          1.00          1.00         1.00         1.00         1.00
                                                --------------------------------------------------------------------------
Income from investment operations:
     Net investment income                       0.02          0.06          0.04         0.05         0.05         0.05
                                                --------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income       (0.02)        (0.06)        (0.04)       (0.05)       (0.05)       (0.05)
                                                --------------------------------------------------------------------------
Net asset value at end of period                 1.00          1.00          1.00         1.00         1.00         1.00
                                                ==========================================================================
Total return (%)                                 2.31 2        5.69          4.50         4.88         4.95         4.83

RATIOS/SUPPLEMENTAL DATA (%)
                                                ==========================================================================
Ratio of net operating expenses to
average net assets                               0.75 1        0.75 3        0.75         0.75         0.75         0.75
Expense reductions reflected in above ratio      0.09 1        0.09          0.10         0.17         0.17         0.17
Ratio of net investment income to
average net assets                               4.60 1        5.54          4.42         4.76         4.84         4.73
Net assets, end of period ($ x 1,000,000)       2,691         2,509         2,545        2,207        1,982        1,987


1     Annualized.

2     Not annualized.

3 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.



 24     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

=     Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]


   52.3%  FIXED-RATE - U.S.
          GOVERNMENT SECURITIES
          Market Value: $1,407,500
          Cost: $1,407,500

    1.1%  VARIABLE-RATE - U.S.
          GOVERNMENT SECURITIES
          Market Value: $30,000
          Cost: $30,000

   46.6%  OTHER INVESTMENTS
          Market Value: $1,252,729
          Cost: $1,252,729
  --------------------------------
  100.0%  TOTAL INVESTMENTS
          Market Value: $2,690,229
          Cost: $2,690,229

ISSUER                                          FACE VALUE         MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)         ($ X 1,000)
FIXED-RATE - U.S. GOVERNMENT SECURITIES
52.3% of investments

DISCOUNT NOTES  46.9%
-------------------------------------------------------------------------------

FANNIE MAE
3.85%, 07/05/01                                   20,000             19,991
4.62%, 07/05/01                                   25,000             24,987
4.70%, 07/05/01                                   10,000              9,995
3.85%, 07/06/01                                   25,000             24,987
4.20%, 07/12/01                                    3,449              3,445
4.64%, 07/12/01                                   20,000             19,972
5.29%, 07/19/01                                   21,000             20,946
5.10%, 07/26/01                                   20,000             19,931
5.27%, 07/26/01                                   20,000             19,929
4.81%, 08/01/01                                   21,000             20,915
4.48%, 10/04/01                                   10,000              9,884
5.53%, 12/28/01                                   30,000             29,214
4.54%, 01/11/02                                    5,000              4,882
4.43%, 02/22/02                                   23,000             22,358
4.28%, 03/20/02                                   25,000             24,252
3.93%, 05/31/02                                   20,575             19,854

FEDERAL FARM CREDIT BANK
4.20%, 07/05/01                                    2,820              2,819
4.87%, 08/22/01                                   22,000             21,849

FEDERAL HOME LOAN BANK
5.34%, 07/11/01                                   21,000             20,970
4.54%, 07/12/01                                   30,000             29,959
5.20%, 07/13/01                                   25,000             24,958
5.07%, 07/25/01                                   20,000             19,934
4.99%, 08/03/01                                   35,000             34,843
3.92%, 08/17/01                                   20,000             19,899
4.87%, 08/17/01                                    8,000              7,950
3.88%, 08/24/01                                   20,004             19,889
4.81%, 08/24/01                                   18,000             17,873
4.80%, 08/31/01                                   30,000             29,762
4.37%, 09/21/01                                   25,000             24,756

FREDDIE MAC
3.91%, 07/03/01                                   50,000             49,989
4.20%, 07/05/01                                    2,650              2,649
3.85%, 07/10/01                                   25,000             24,976
4.64%, 07/12/01                                   15,000             14,979
4.74%, 07/16/01                                   35,000             34,932
4.19%, 07/19/01                                   20,000             19,959
5.43%, 07/19/01                                   20,000             19,947
6.59%, 07/19/01                                   15,000             14,953
6.61%, 07/19/01                                   15,000             14,953


                                     SEE THE FINANCIAL NOTES, WHICH          25
                                     ARE INTEGRAL TO THIS INFORMATION.      ====

SCHWAB GOVERNMENT MONEY FUND-- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                          FACE VALUE         MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)         ($ X 1,000)
5.11%, 07/20/01                                   12,000              11,968
4.13%, 08/02/01                                   30,854              30,742
3.87%, 08/09/01                                    9,350               9,311
3.85%, 08/16/01                                   20,000              19,902
3.88%, 08/16/01                                   19,241              19,146
4.83%, 08/16/01                                   28,000              27,831
3.55%, 08/21/01                                   40,000              39,800
3.85%, 08/23/01                                   25,000              24,859
3.93%, 08/23/01                                   10,000               9,943
3.94%, 08/23/01                                   20,000              19,885
3.88%, 08/30/01                                   25,000              24,840
4.57%, 09/13/01                                   25,000              24,770
3.56%, 09/27/01                                   30,000              29,741
4.48%, 10/11/01                                   10,000               9,876
3.63%, 10/31/01                                   25,149              24,844
3.85%, 11/08/01                                   15,000              14,795
5.23%, 01/03/02                                   25,000              24,358
4.51%, 02/20/02                                   12,000              11,662
4.83%, 02/28/02                                   30,000              29,071
4.37%, 03/28/02                                   25,000              24,215
4.56%, 03/28/02                                   30,000              29,020
4.04%, 05/01/02                                   15,000              14,509
3.75%, 06/20/02                                   20,000              19,290
                                                                   ---------
                                                                   1,262,718

COUPON NOTES  5.4%
-------------------------------------------------------------------------------

   FANNIE MAE
   6.64%, 09/18/01                                18,000              17,999
   7.55%, 04/22/02                                21,000              21,529

   FEDERAL HOME LOAN BANK
   5.08%, 09/24/01                                10,000              10,029
   5.25%, 01/23/02                                30,000              30,088
   5.25%, 04/25/02                                24,500              24,711
   6.75%, 05/01/02                                25,000              25,428

=  STUDENT LOAN MORTGAGE ASSOCIATION
   3.75%, 07/01/02                                15,000              14,998
                                                                     -------
                                                                     144,782

VARIABLE-RATE - U.S. GOVERNMENT SECURITIES
1.1% of investments
-------------------------------------------------------------------------------
COUPON NOTES  1.1%
-------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK
3.87%, 07/05/01                                   30,000              30,000

                                             MATURITY VALUE         MKT. VALUE
SECURITY                                       ($ X 1,000)          ($ X 1,000)

OTHER INVESTMENTS  46.6% of investments
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  46.6%
-------------------------------------------------------------------------------

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                     115,769            115,729

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.64%,
issued 06/21/01, due 07/07/01                      20,032             20,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.74%,
issued 06/19/01, due 07/07/01                      15,028             15,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.81%,
issued 06/06/01, due 07/07/01                      32,105             32,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.94%,
issued 05/09/01, due 07/07/01                      30,194             30,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.94%,
issued 05/10/01, due 07/07/01                      30,190             30,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.96%,
issued 06/11/01, due 07/07/01                      30,086             30,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.98%,
issued 05/08/01, due 07/07/01                      30,199             30,000


 26     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

                                             MATURITY VALUE         MKT. VALUE
SECURITY                                       ($ X 1,000)          ($ X 1,000)
CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.01%,
issued 05/07/01, due 07/07/01                     30,204              30,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.01%,
issued 05/31/01, due 07/07/01                     25,103              25,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.05%,
issued 05/04/01, due 07/07/01                     40,288              40,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.51%,
issued 04/12/01, due 07/07/01                     16,616              15,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.56%,
issued 04/09/01, due 07/07/01                     20,225              20,000

MORGAN STANLEY & Co.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.01%,
issued 05/15/01, due 07/07/01                     30,177              30,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                    165,151             165,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.60%,
issued 06/25/01, due 07/07/01                     25,030              25,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.60%,
issued 06/26/01, due 07/07/01                     20,022              20,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.67%,
issued 06/18/01, due 07/07/01                     30,058              30,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.70%,
issued 06/15/01, due 07/07/01                     35,079              35,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.80%,
issued 06/07/01, due 07/07/01                     50,158              50,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.83%,
issued 06/11/01, due 07/07/01                     20,055              20,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.85%,
issued 06/05/01, due 07/07/01                     70,240              70,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.91%,
issued 06/01/01, due 07/07/01                     35,137              35,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.93%,
issued 05/30/01, due 07/07/01                     25,104              25,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.96%,
issued 05/07/01, due 07/07/01                     20,134              20,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.25%,
issued 04/19/01, due 07/07/01                     25,233              25,000


                                       SEE THE FINANCIAL NOTES, WHICH        27
                                       ARE INTEGRAL TO THIS INFORMATION.    ====

SCHWAB GOVERNMENT MONEY FUND-- FINANCIALS

PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2001; UNAUDITED.

                                               MATURITY VALUE       MKT. VALUE
SECURITY                                         ($ X 1,000)        ($ X 1,000)

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                     220,201             220,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.72%,
issued 06/19/01, due 07/07/01                      20,037              20,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.88%,
issued 05/16/01, due 07/07/01                      15,084              15,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 3.96%,
issued 05/11/01, due 07/07/01                      15,094              15,000
                                                                    ---------
                                                                    1,252,729

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


 28     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
===============================================================================
Investments, at market value                                    $ 1,437,500  a
Repurchase agreements, at market value                            1,252,729  a
Receivables:
        Interest                                                      5,263
Prepaid expenses                                                +       113
                                                                -----------
TOTAL ASSETS                                                      2,695,605

LIABILITIES
===============================================================================
Payables:
        Dividends to shareholders                                     3,947
        Investment adviser and administrator fees                        59
        Transfer agent and shareholder service fees                     100
Accrued expenses                                                +        79
                                                                -----------
TOTAL LIABILITIES                                                     4,185

NET ASSETS
TOTAL ASSETS                                                      2,695,605
TOTAL LIABILITIES                                               -     4,185
                                                                -----------

NET ASSETS                                                      $ 2,691,420
===============================================================================
NET ASSETS BY SOURCE
Capital received from investors                                   2,692,412
Net realized capital losses                                            (992)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS      /       OUTSTANDING     =       NAV
$2,691,420              2,692,515               $1.00

a  The amortized cost for the fund's securities was $2,690,229.

FEDERAL TAX DATA
====================================================
COST BASIS OF PORTFOLIO $2,690,229

UNUSED CAPITAL LOSSES:

Expires 12/31 of:         Loss amount:
        2001                     $  53
        2002                        74
        2003                       161
        2004                       162
        2005                       226
        2006                       119
        2007                       184
        2008                    +   13
                                ------
                                $  992


                                        SEE THE FINANCIAL NOTES, WHICH       29
                                        ARE INTEGRAL TO THIS INFORMATION.   ====

SCHWAB GOVERNMENT MONEY FUND-- FINANCIALS

Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
===============================================================================
Interest                                                            $  71,968

EXPENSES
===============================================================================
Investment adviser and administrator fees                               4,860  a
Transfer agent and shareholder service fees                             6,057  b
Trustees' fees                                                             11  c
Custodian and portfolio accounting fees                                   153
Professional fees                                                          16
Registration fees                                                          89
Shareholder reports                                                       106
Other expenses                                                      +      12
                                                                    ---------
Total expenses                                                         11,304
Expense reduction                                                   -   1,209  d
                                                                    ---------
NET EXPENSES                                                           10,095

Increase in Net Assets from Operations
===============================================================================
TOTAL INVESTMENT INCOME                                                71,968
NET EXPENSES                                                        -  10,095
                                                                    ---------
NET INVESTMENT INCOME                                                  61,873
                                                                    ---------
INCREASE IN NET ASSETS FROM OPERATIONS                              $  61,873

a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c     For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


 30     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.


OPERATIONS
================================================================================

                                         1/1/01-6/30/01          1/1/00-12/31/00
Net investment income                     $    61,873             $    138,851
Net realized losses                       +        --                       (6)
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS         61,873                  138,845

DISTRIBUTIONS PAID
================================================================================
Dividends from net investment income          $61,873                $ 138,851

TRANSACTIONS IN FUND SHARES  a
================================================================================
Shares sold                                 4,059,420                9,101,323
Shares reinvested                              57,110                  136,330
Shares redeemed                           +(3,933,643)              (9,274,256)
                                          ------------------------------------
NET INCREASE OR DECREASE                      182,887                  (36,603)

Net Assets
================================================================================
Beginning of period                         2,508,533                2,545,142
Total increase or decrease                +   182,887                  (36,609) b
                                          ------------------------------------
END OF PERIOD                             $ 2,691,420             $  2,508,533


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                        SEE THE FINANCIAL NOTES, WHICH       31
                                        ARE INTEGRAL TO THIS INFORMATION.   ====

SCHWAB
U.S. TREASURY MONEY FUND

                            [PHOTO OF KAREN WIGGAN]

"Even though we are in the short-term part of the market, The U.S. Treasury's Buyback Program continued to be a factor for us during the reporting period."

     PORTFOLIO MANAGER
     KAREN WIGGAN

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for seven years.


TICKER SYMBOL            SWUXX
--------------------------------------------------------------------------------

The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

WITH ITS PORTFOLIO OF SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, THIS FUND IS DESIGNED TO PROVIDE INVESTORS WITH THE HIGHEST DEGREE OF SAFETY OF ALL THE SCHWAB MONEY FUNDS, AS WELL AS CURRENT MONEY MARKET RETURNS.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

BY LENGTHENING ITS MATURITY, THE FUND WAS ABLE TO DELAY THE EFFECTS OF FALLING YIELDS. Because we anticipated that the Fed would cut rates, we invested in securities with longer maturities, which enabled us to lock in higher yields. While the fund may gradually have to replace these securities with ones paying lower yields, this move did help us maintain competitive yields in a falling rate environment.

THE TREASURY HAS PHASED OUT ONE-YEAR BILLS WHILE INCREASING THE SIZE OF ITS WEEKLY AUCTIONS FOR THREE- AND SIX-MONTH OBLIGATIONS. In the second half of the year, the Treasury is expected to introduce an additional weekly cycle of four-week bills, intended to mitigate seasonal swings in the supply of Treasury bills. While we don't expect these changes to materially affect the fund's investment results, we will continue to monitor the situation and seek to manage the fund accordingly.

32
===

PERFORMANCE AND FUND FACTS
--------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 AS OF 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                         3.51%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.57%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY DURING THE PERIOD
--------------------------------------------------------------------------------

            [WEIGHTED AVERAGE MATURITY DURING THE PERIOD LINE GRAPH]

  MONTHLY                                  MATURITY
  12/31/00                                    73
   1/31/01                                    71
   2/28/01                                    79
   3/31/01                                    73
   4/30/01                                    81
   5/31/01                                    81
   6/30/01                                    79

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 AS OF 6/30/01
--------------------------------------------------------------------------------
All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
================================================================================
                          [BY SECURITY TYPE PIE CHART]

(1)      80.9%           U.S. Government Coupon Notes

(2)      19.1%           U.S. Government Discount Notes


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

                                                                              33
                                                                            ====

SCHWAB U.S. TREASURY MONEY FUND-- FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The Financial Notes section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, How to Read This Report, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                     1/1/01-      1/1/00-       1/1/99-      1/1/98-      1/1/97-      1/1/96-
                                                     6/30/01     12/31/00      12/31/99      12/31/98    12/31/97      12/31/96
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                1.00          1.00          1.00         1.00         1.00         1.00
                                                   --------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 0.02          0.05          0.04         0.05         0.05         0.05
                                                   --------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                 (0.02)        (0.05)        (0.04)       (0.05)       (0.05)       (0.05)
                                                   --------------------------------------------------------------------------------
Net asset value at end of period                      1.00          1.00          1.00         1.00         1.00         1.00
                                                   --------------------------------------------------------------------------------
Total return (%)                                      2.26 2        5.40          4.25         4.69         4.85         4.77

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
average net assets                                    0.65 1        0.65 3        0.65         0.65         0.65         0.65
Expense reductions reflected in above ratio           0.19 1        0.19          0.21         0.26         0.28         0.29
Ratio of net investment income to
average net assets                                    4.49 1        5.27          4.18         4.58         4.75         4.67
Net assets, end of period ($ x 1,000,000)             2,98 2       2,750         2,592        2,131        1,765        1,422


1    Annualized.

2    Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


34  SEE THE FINANCIAL NOTES, WHICH
=== ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
AS OF JUNE 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%          FIXED RATE - U.S. GOVERNMENT SECURITIES
                Market Value: $2,730,111
                Cost: $2,730,111
================================================================================
100.0%          TOTAL INVESTMENTS
                Market Value $2,730,111
                Cost: $2,730,111

ISSUER                                              FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
FIXED-RATE - U.S. GOVERNMENT SECURITIES
100.0% OF INVESTMENTS
--------------------------------------------------------------------------------
COUPON NOTES  80.9%
================================================================================
U.S. TREASURY NOTES
5.50%,  07/31/01                                     130,000             130,048
6.63%,  07/31/01                                     274,780             275,207
7.88%,  08/15/01                                     160,930             161,641
13.38%, 08/15/01                                     105,000             106,162
5.50%,  08/31/01                                     284,605             285,125
6.50%,  08/31/01                                     125,820             126,254
5.63%,  09/30/01                                      80,000              80,371
6.38%,  09/30/01                                     343,595             345,634
5.88%,  10/31/01                                     110,000             110,607
6.25%,  10/31/01                                      60,000              60,354
7.50%,  11/15/01                                     221,905             224,691
5.88%,  11/30/01                                     200,000             201,806
6.13%,  12/31/01                                      15,000              15,135
6.25%,  01/31/02                                      85,015              86,232
                                                                       ---------
                                                                       2,209,267

DISCOUNT NOTES  19.1%
================================================================================
U.S. TREASURY BILLS
3.75%,  07/05/01                                         13,250           13,245
3.81%,  07/05/01                                         10,775           10,770
3.60%,  07/26/01                                         21,415           21,362
3.33%,  08/16/01                                          5,505            5,482
3.37%,  08/16/01                                          3,590            3,575
3.83%,  08/16/01                                         50,000           49,758
4.27%,  08/16/01                                          8,815            8,768
3.59%,  08/23/01                                          3,090            3,074
3.56%,  09/06/01                                          8,195            8,141
4.44%,  09/06/01                                         33,955           33,680
3.46%,  09/13/01                                         40,595           40,309
3.49%,  09/13/01                                        125,000          124,111
3.51%,  09/13/01                                        200,000          198,569
                                                                         -------
                                                                         520,844

================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                          SEE THE FINANCIAL NOTES, WHICH     35
                                          ARE INTEGRAL TO THIS INFORMATION. ====

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS
================================================================================
Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                               $  2,730,111    a
Cash                                                                  4
Receivables:
        Interest                                                 49,260
        Investments matured                                     207,265
Prepaid expenses                                           +         50
                                                           ------------
TOTAL ASSETS                                                  2,986,690

LIABILITIES
================================================================================
Payables:
        Dividends to shareholders                                 4,356
        Investment adviser and administrator fees                    42
        Transfer agent and shareholder service fees                 110
Accrued expenses                                           +         49
                                                           ------------
TOTAL LIABILITIES                                                 4,557

NET ASSETS
================================================================================
TOTAL ASSETS                                                  2,986,690
TOTAL LIABILITIES                                          -      4,557
                                                           ------------
NET ASSETS                                                 $  2,982,133

NET ASSETS BY SOURCE

Capital received from investors                               2,982,874
Net realized capital losses                                        (741)



NET ASSET VALUE (NAV)

                                SHARES
NET ASSETS      {DIVIDE]     OUTSTANDING     =       NAV
$2,982,133                    2,982,938              $1.00

a.   The amortized cost for the fund's securities was $2,730,111.

FEDERAL TAX DATA
----------------------------------------------------
COST BASIS OF PORTFOLIO                   $2,730,111
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                       Loss amount:
        2004                                     $51
        2005                                     137
        2006                                      89
        2007                             +       580
                                         -----------
                                                $857


36   SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS

For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
===============================================================================
Interest                                                          $75,059

NET REALIZED GAINS
===============================================================================
Net realized gains on investments sold                                116

EXPENSES
===============================================================================
Investment adviser and administrator fees                           5,261     a
Transfer agent and shareholder service fees                         6,573     b
Trustees' fees                                                         12     c
Custodian and portfolio accounting fees                               156
Professional fees                                                      15
Registration fees                                                      91
Shareholder reports                                                    73
Other expenses                                                 +       10
Total expenses                                                     12,191
                                                               ----------
Expense reduction                                              -    2,697     d
                                                               ----------
NET EXPENSES                                                        9,494

INCREASE IN NET ASSETS FROM OPERATIONS
===============================================================================
TOTAL INVESTMENT INCOME                                            75,059
NET EXPENSES                                                   -    9,494
                                                               ----------
NET INVESTMENT INCOME                                              65,565
NET REALIZED GAINS                                             +      116
                                                               ----------
INCREASE IN NET ASSETS FROM OPERATIONS                            $65,681


a. Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.


b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c.   For the fund's independent trustees only.

d. This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

                                          SEE THE FINANCIAL NOTES, WHICH     37
                                          ARE INTEGRAL TO THIS INFORMATION. ====

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS
================================================================================
Statements of
CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000. Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS
================================================================================
                                             1/1/01-6/30/01    1/1/00-12/31/00

Net investment income                        $    65,565       $   130,100
Net realized gains                           +       116               189
                                             ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            65,681           130,289
================================================================================
DISTRIBUTIONS PAID

Dividends from net investment income         $    65,565       $   130,100

TRANSACTIONS IN FUND SHARES  a
================================================================================
Shares sold                                    4,650,737         9,250,769
Shares reinvested                                 60,282           127,697
Shares redeemed                              +(4,478,557)       (9,220,848)
                                             ----------------------------------
NET INCREASE                                     232,462           157,618

NET ASSETS
================================================================================
Beginning of period                            2,749,555         2,591,748
Total increase                               +   232,578           157,807    b
                                             ----------------------------------
END OF PERIOD                                $ 2,982,133       $ 2,749,555

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

38  SEE THE FINANCIAL NOTES, WHICH ARE
=== INTEGRAL TO THIS INFORMATION.

SCHWAB

VALUE ADVANTAGE
MONEY FUND(R)

                  [PHOTOS OF LINDA KLINGMAN AND MIKE NEITZKE]

"Throughout the reporting period, we anticipated further easing by the Fed, and positioned the fund to take advantage of falling interest rates by investing in securities with longer maturities."

Portfolio Managers
Linda Klingman and
Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 15 years experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the investment adviser in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.


                          TICKER SYMBOL         SWVXX

--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR INVESTORS INTERESTED IN HIGH MONEY MARKET RETURNS.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

BY LENGTHENING ITS MATURITY, THE FUND WAS ABLE TO DELAY THE EFFECTS OF FALLING YIELDS. Because we anticipated that the Fed would cut rates, we invested in securities with longer maturities which enabled us to lock in somewhat higher yields. While the fund may gradually have to replace these securities with issues paying lower yields, this move helped us maintain competitive yields in a falling rate environment. At the close of the reporting period the fund's dollar-weighted average maturity was 66 days--slightly longer than the average of its peer group.

WHILE WE DID NOT FOCUS ON ANY SPECIFIC SECURITY TYPE, WE DID INCREASE THE FUND'S POSITION IN CDS ISSUED BY EUROPEAN BANKS. We felt these CDs offered superior value as compared to other money market securities during the period.

                                                                              39
                                                                             ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 AS OF 6/30/01
================================================================================

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                          3.89%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                3.97%
--------------------------------------------------------------------------------

SEVEN-DAY EFFECTIVE YIELDS
================================================================================

This chart compares the fund's seven-day effective yield to that of the iMoney Net, Inc.'s Money Fund Average, and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

                     [SEVEN-DAY EFFECTIVE YIELDS LINE GRAPH]

                                         SCHWAB VALUE           iMONEY NET,
                                        ADVANTAGE MONEY        INC.'S MONEY
WEEKLY                                       FUND              FUND AVERAGE
01/02/2001                                   6.5                  6.04
01/09/2001                                   6.4                  5.93
01/16/2001                                  6.32                  5.81
01/23/2001                                  6.22                  5.71
01/30/2001                                  6.15                  5.62
02/06/2001                                  6.05                  5.43
02/13/2001                                  5.95                  5.32
02/20/2001                                  5.82                  5.22
02/27/2001                                  5.77                  5.15
03/06/2001                                  5.63                  5.06
03/13/2001                                  5.48                  4.97
03/20/2001                                  5.33                  4.88
03/27/2001                                  5.24                   4.7
04/03/2001                                   5.2                  4.67
04/10/2001                                  5.12                  4.58
04/17/2001                                  5.05                  4.53
04/24/2001                                  4.96                  4.39
05/01/2001                                  4.87                   4.3
05/08/2001                                  4.74                  4.19
05/15/2001                                  4.62                  4.07
05/22/2001                                  4.48                  3.88
05/29/2001                                  4.41                  3.79
06/05/2001                                  4.32                  3.76
06/12/2001                                  4.18                  3.67
06/19/2001                                  4.09                   3.6
06/26/2001                                     4                  3.52

PORTFOLIO COMPOSITION 2 AS OF 6/30/01
================================================================================

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

                          [BY SECURITY TYPE PIE CHART]

(1)  45.0%               Commercial Paper and Other
                         Corporate Obligations

(2)  42.8%               Certificates of Deposit

(3)   4.7%               Repurchase Agreements

(4)   3.1%               Variable-Rate Obligations

(5)   2.4%               Bank Notes

(6)   2.0%               Promissory Notes

BY CREDIT QUALITY

                         [BY CREDIT QUALITY PIE CHART]

(1)    100.0%            Tier 1


WEIGHTED AVERAGE MATURITY DURING THE PERIOD
================================================================================

                     [WEIGHTED AVERAGE MATURITY LINE GRAPH]

MONTHLY                          MATURITY
  12/31/00                          66
   1/31/01                          60
   2/28/01                          61
   3/31/01                          61
   4/30/01                          58
   5/31/01                          58
   6/30/01                          66

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Source: iMoney Net, Inc. average seven-day effective net yield for the first-tier retail category of taxable money funds for each week in the period from 1/2/01 to 6/26/01. The weekly number of funds in the category ranged from 312 to 329.

40
==

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
                                                 1/1/01-      1/1/00-         1/1/99-        1/1/98-          1/1/97-      1/1/96-
                                                 6/30/01     12/31/00        12/31/99        12/31/98        12/31/97     12/31/96

----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00            1.00           1.00           1.00           1.00
                                               ------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.03          0.06            0.05           0.05           0.05           0.05
                                               ------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.03)        (0.06)          (0.05)         (0.05)         (0.05)         (0.05)
                                               ------------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00            1.00           1.00           1.00           1.00
                                               ------------------------------------------------------------------------------------
Total return (%)                                  2.54  2       6.22            5.01           5.35           5.40           5.26

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
   average net assets                             0.41  1       0.40 3          0.40           0.40           0.40           0.40

Expense reductions reflected in above ratio       0.17  1       0.19            0.21           0.27           0.29           0.30

Ratio of net investment income to
   average net assets                             5.04  1       6.07            4.91           5.21           5.28           5.14

Net assets, end of period ($ x 1,000,000)       44,560        36,319          27,265         22,196         13,662         10,477

1    Annualized.

2    Not annualized.

3 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

                                          SEE THE FINANCIAL NOTES, WHICH     41
                                          ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================
PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*    Asset-backed security

+    Credit-enhanced security

o    Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]
92.2%     FIXED-RATE OBLIGATIONS
          Market Value: $40,992,743
          Cost: $40,992,743

3.1%      VARIABLE-RATE OBLIGATIONS
          Market Value: $ 1,374,097
          Cost: $ 1,374,097

4.7%      OTHER INVESTMENTS
          Market Value: $ 2,115,850
          Cost: $ 2,115,850

================================================================================
100.0%    TOTAL INVESTMENTS
          Market Value: $44,482,690
          Cost: $44,482,690


ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
FIXED-RATE OBLIGATIONS  92.2% OF INVESTMENTS
--------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS  45.0%
================================================================================

   AB SPINTAB
   4.70%, 07/17/01                                  44,000          43,909
   3.65%, 09/19/01                                  35,000          34,719

   ABBEY NATIONAL, N.A. CORP.
   4.19%, 08/03/01                                  70,000          69,734
   3.98%, 08/08/01                                  40,000          39,834

*  AMSTERDAM FUNDING CORP.
   4.03%, 07/02/01                                  52,000          51,994
   3.89%, 08/06/01                                  47,000          46,818

   ANZ (DELAWARE), INC.
   4.25%, 07/24/01                                  75,000          74,799
   3.65%, 09/20/01                                  20,000          19,837

*  APRECO, INC.
   4.07%, 07/02/01                                  50,000          49,994
   4.66%, 07/10/01                                  10,000           9,988
   4.01%, 07/27/01                                  10,000           9,971
   4.18%, 08/10/01                                  70,000          69,679
   3.97%, 08/17/01                                  50,000          49,743
   4.00%, 08/24/01                                  40,000          39,762
   3.79%, 09/12/01                                  30,000          29,772

*  ASSET SECURITIZATION COOPERATIVE CORP.
   4.02%, 07/02/01                                 125,000         124,986
   3.88%, 07/27/01                                  48,000          47,866

   ASSOCIATES FIRST CAPITAL, B.V.
   4.01%, 07/03/01                                  67,000          66,985
   3.92%, 07/19/01                                  50,000          49,902
   3.92%, 07/20/01                                  29,000          28,940
   3.80%, 07/30/01                                  44,000          43,866

*+ ATLANTIS ONE FUNDING CORP.
   3.94%, 07/24/01                                  35,262          35,174
   3.74%, 09/26/01                                 162,000         160,549
   3.75%, 09/26/01                                  64,000          63,426

   BANC ONE FINANCIAL CORP.
   3.81%, 09/12/01                                  42,000          41,679

   BANK OF AMERICA CORP.
   5.29%, 07/27/01                                 300,000         298,884

   BANK OF NOVA SCOTIA
   4.70%, 07/17/01                                 200,000         199,587

   BANK OF SCOTLAND TREASURY SERVICES
   4.26%, 07/31/01                                  50,000          49,825


42  SEE THE FINANCIAL NOTES, WHICH
=== ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                          FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
    BANK ONE, N.A.
        4.32%, 07/20/01                             75,000          74,831

*   BARTON CAPITAL CORP.
        4.01%, 07/10/01                             60,000          59,940
        3.87%, 07/24/01                             50,000          49,877

*   BAVARIA UNIVERSAL FUNDING CORP.
        4.83%, 07/02/01                              9,000           8,999
        4.74%, 07/10/01                             15,000          14,982
        5.37%, 07/10/01                             19,627          19,601
        4.74%, 07/16/01                             19,000          18,963
        4.37%, 07/19/01                              8,494           8,476
        4.31%, 07/25/01                             10,000           9,972
        4.28%, 08/13/01                             20,253          20,151
        4.08%, 08/16/01                             45,000          44,768
        4.03%, 08/28/01                             10,000           9,936
        4.93%, 08/30/01                             28,710          28,480
        3.96%, 09/04/01                             25,265          25,086
        3.86%, 09/10/01                             18,194          18,057
        3.84%, 09/14/01                             24,239          24,047
        4.53%, 09/17/01                             25,000          24,759
        4.59%, 09/21/01                             10,000           9,898
        3.66%, 09/25/01                             12,000          11,896
        4.72%, 10/19/01                             50,000          49,296

    BBL NORTH AMERICA
        3.90%, 08/28/01                             25,000          24,844
        3.91%, 08/31/01                             50,000          49,672

    BEAR STEARNS COMPANIES, INC.
        4.32%, 07/11/01                            225,000         224,733
        4.32%, 07/25/01                             90,000          89,744
        4.25%, 07/26/01                             23,000          22,933
        3.82%, 09/14/01                             35,000          34,724

*   BETA FINANCE, INC.
        4.67%, 07/10/01                             60,000          59,931
        4.33%, 07/16/01                             20,000          19,964
        4.23%, 08/02/01                             15,000          14,944
        4.23%, 08/13/01                             35,000          34,825
        3.99%, 08/22/01                              6,500           6,463
        4.00%, 08/24/01                             50,000          49,703
        3.94%, 08/27/01                             20,000          19,876
        5.27%, 02/25/02                             98,000          97,994
        4.35%, 05/03/02                             50,000          49,983
        4.32%, 05/08/02                             45,000          45,011
        3.95%, 07/16/02                             23,000          23,021

    CBA (DELAWARE) FINANCE, INC.
        4.68%, 07/09/01                             25,000          24,974
        3.98%, 08/09/01                             46,000          45,804
        4.00%, 08/16/01                             50,000          49,747
        3.98%, 08/24/01                             70,000          69,586
        3.68%, 09/18/01                             50,000          49,599

*   CC (USA), INC.
        4.30%, 07/12/01                             40,000          39,948
        4.34%, 07/18/01                              7,000           6,986
        4.34%, 07/19/01                             24,000          23,948
        4.34%, 07/20/01                             24,000          23,946
        4.27%, 08/01/01                             46,000          45,833

*   CC (USA), INC., 144A
        4.66%, 04/04/02                            100,000         100,000
        4.20%, 05/10/02                             44,500          44,542
        4.26%, 05/20/02                             65,000          65,000
        4.10%, 07/15/02                             10,000          10,000
        4.02%, 07/16/02                             0,000           20,000

    CIT GROUP HOLDINGS, INC.
        4.64%, 07/11/01                             15,000          14,981
        4.22%, 07/30/01                              7,000           6,976
        4.03%, 08/10/01                            100,000          99,557
        3.91%, 08/24/01                             45,000          44,738

    CITICORP
        3.91%, 07/23/01                            110,000         109,739
        3.91%, 07/24/01                            250,000         249,379
        3.81%, 07/30/01                            175,000         174,464

    COMMERZBANK U.S. FINANCE, INC.
        4.64%, 07/13/01                             90,000          89,863

*   COMPASS SECURITIZATION, L.L.C.
        4.68%, 07/09/01                             10,120          10,110
        4.75%, 07/16/01                             60,000          59,883
        4.35%, 07/19/01                             40,000          39,914

*   CONCORD MINUTEMEN CAPITAL CO., L.L.C.
         Series A
         4.04%, 07/10/01                            24,604          24,579
         4.00%, 07/13/01                            30,858          30,817
         4.66%, 07/18/01                            35,000          34,924
         4.71%, 07/18/01                            10,000           9,978
         4.27%, 07/19/01                             5,000           4,989
         4.23%, 08/02/01                            50,000          49,814
         3.98%, 08/10/01                           100,000          99,562
         3.99%, 08/22/01                            37,308          37,095

*   CORPORATE ASSET FUNDING CO., INC.
         3.86%, 08/02/01                            38,000          37,870

*   CORPORATE RECEIVABLES CORP.
         3.79%, 09/13/01                           141,000         139,913

                                           SEE THE FINANCIAL NOTES, WHICH    43
                                           ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
*   CXC, INC.
        4.00%, 08/24/01                             48,000          47,715
        3.94%, 08/29/01                             49,000          48,687
        3.79%, 09/12/01                             35,000          34,734

*   DAKOTA CP NOTES OF CITIBANK CREDIT CARD
       ISSUANCE TRUST
        3.94%, 07/24/01                             70,000          69,825
        3.99%, 07/24/01                            150,000         149,620

    DANSKE CORP.
        5.32%, 07/18/01                             50,000          49,878

    DELAWARE FUNDING CORP.
        3.94%, 07/17/01                             89,277          89,121
        3.86%, 08/15/01                             55,413          55,148

    DEN NORSKE BANK
        4.00%, 08/10/01                             65,000          64,714
        4.00%, 08/13/01                             28,000          27,868
        3.94%, 08/17/01                             25,000          24,873
        3.80%, 09/11/01                             30,000          29,774

    DEUTSCHE BANK FINANCIAL, INC.
        4.00%, 08/15/01                            370,000         368,168
        3.65%, 09/19/01                            169,000         167,642
        3.65%, 09/20/01                             70,000          69,430

    DEXIA DELAWARE, L.L.C.
        3.94%, 08/15/01                             50,000          49,756
        3.79%, 09/13/01                            100,000          99,228
        3.79%, 09/17/01                             87,000          86,293

*   DORADA FINANCE, INC.
        3.94%, 08/30/01                             30,000          29,805
        6.76%, 10/09/01                             25,000          24,999
        6.77%, 10/09/01                             54,000          53,996
        4.32%, 05/10/02                            160,000         160,000
        4.26%, 05/20/02                             28,000          28,000
        3.94%, 07/19/02                             20,000          20,003
        3.96%, 07/19/02                             19,000          18,996

*   EDISON ASSET SECURITIZATION CORP., L.L.C.
        4.79%, 07/03/01                            230,000         229,940
        3.94%, 07/20/01                             97,689          97,487
        3.95%, 07/20/01                             20,000          19,959
        3.96%, 07/27/01                            155,870         155,428
        3.90%, 08/03/01                            195,000         194,308
        3.85%, 08/29/01                              6,000           5,962

*+  ENTERPRISE FUNDING CORP.
        4.79%, 07/02/01                             26,315          26,312
        4.74%, 07/10/01                             16,914          16,894
        4.00%, 07/16/01                             43,024          42,953
        3.95%, 08/28/01                             21,971          21,833
        3.96%, 08/30/01                             12,373          12,292
    FCE BANK, PLC
        3.96%, 07/27/01                             50,000          49,858
        3.79%, 09/13/01                             50,000          49,615

    FORD MOTOR CREDIT
        4.12%, 07/03/01                             95,000          94,978
        5.45%, 07/06/01                             17,000          16,987
        4.30%, 07/20/01                            100,000          99,776
        3.99%, 07/26/01                             96,000          95,736
        3.84%, 08/10/01                            215,000         214,087
        3.75%, 08/20/01                            202,000         200,954
        3.75%, 08/22/01                             90,000          89,515
        3.85%, 08/31/01                             45,000          44,709

    FORENINGS SPARBANKEN AB (SWEDBANK)
        5.32%, 07/19/01                             45,000          44,883

*+  FORRESTAL FUNDING MASTER TRUST
        4.00%, 07/11/01                             63,000          62,930
        3.99%, 07/19/01                             63,751          63,624
        3.93%, 07/20/01                             30,000          29,938
        4.27%, 07/24/01                             44,000          43,881
        3.73%, 07/30/01                            100,000          99,700
        3.88%, 07/30/01                             49,000          48,848
        3.85%, 08/01/01                            100,000          99,670
        3.70%, 08/02/01                             45,169          45,021
        3.85%, 08/02/01                             27,059          26,967
        3.85%, 08/02/01                             44,463          44,312

    FORTIS FUNDING, L.L.C.
        4.78%, 07/02/01                             81,500          81,489
        4.64%, 07/10/01                             17,000          16,981
        4.18%, 08/03/01                             45,000          44,829
        3.73%, 09/27/01                             35,000          34,683

*   GALAXY FUNDING, INC.
        4.00%, 07/11/01                             35,000          34,961
        4.69%, 07/11/01                            105,000         104,865
        4.70%, 07/19/01                             60,000          59,861
        5.25%, 08/17/01                             11,000          10,927
        4.02%, 08/23/01                             55,000          54,678
        4.92%, 08/24/01                             10,000           9,928
        4.90%, 09/13/01                             10,000           9,902

    GE CAPITAL INTERNATIONAL FUNDING, INC.
        3.96%, 07/25/01                            175,000         174,540
        4.26%, 07/26/01                             80,000          79,766
        4.26%, 07/27/01                             50,000          49,848
        3.92%, 08/23/01                             55,000          54,686

44  SEE THE FINANCIAL NOTES, WHICH
=== ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)     ($ X 1,000)
    GE FINANCIAL ASSURANCE HOLDINGS, INC.
        3.89%, 07/26/01                             45,000          44,879

    GENERAL ELECTRIC CAPITAL CORP.
        4.74%, 07/06/01                            270,000         269,825
        4.74%, 07/09/01                            300,000         299,688
        4.30%, 07/18/01                             33,000          32,934
        3.88%, 07/25/01                            160,000         159,588
        3.88%, 07/26/01                            122,000         121,673
        3.96%, 07/26/01                            150,000         149,590
        3.66%, 09/14/01                            100,000          99,244

    GENERAL ELECTRIC CAPITAL SERVICES
        4.30%, 07/18/01                             80,000          79,839
        4.26%, 07/30/01                             75,000          74,745

    GENERAL MOTORS ACCEPTANCE CORP.
        3.90%, 08/22/01                             90,000          89,498
        3.90%, 08/23/01                            200,000         198,863
        3.81%, 09/12/01                            495,000         491,216
        3.81%, 09/13/01                            100,000          99,225

*+  GIRO FUNDING US CORP.
        4.84%, 07/05/01                            100,000          99,947
        4.80%, 07/06/01                             14,065          14,056
        4.00%, 07/23/01                             25,000          24,939
        4.05%, 08/06/01                             20,000          19,920
        4.29%, 08/07/01                             43,383          43,194
        3.96%, 08/16/01                            150,000         149,248
        3.81%, 09/13/01                             31,000          30,760
        3.75%, 09/17/01                             25,443          25,238

*   GIRO MULTI FUNDING CORP.
        3.96%, 07/19/01                             92,000          91,819

*o  GREENWICH FUNDING CORP.
        3.98%, 07/03/01                            102,000         101,978
        4.70%, 07/05/01                             69,000          68,964
        3.83%, 09/07/01                             28,539          28,335

    HALIFAX, PLC
        5.32%, 07/16/01                             47,000          46,898

*+  HALOGEN CAPITAL COMPANY, L.L.C.
        4.24%, 08/10/01                            130,000         129,395

    HERTZ CORP.
        3.95%, 07/20/01                             78,000          77,838

*+  INTREPID FUNDING MASTER TRUST
        4.74%, 07/06/01                             40,969          40,942
        4.76%, 07/06/01                             53,000          52,965
        4.07%, 07/11/01                             46,000          45,948
        4.28%, 07/13/01                             49,470          49,400

    J.P. MORGAN CHASE & CO.
        3.97%, 08/08/01                            455,000         453,113
        3.98%, 08/08/01                            135,000         134,439
        3.98%, 08/09/01                             11,000          10,953
        3.73%, 10/04/01                            150,000         148,539
        3.73%, 10/05/01                            170,000         168,327

*   JUPITER SECURITIZATION CORP.
        4.01%, 07/02/01                             46,000          45,995
        4.01%, 07/03/01                             37,000          36,992
        4.02%, 07/10/01                             77,270          77,193
        4.73%, 07/10/01                             15,106          15,088
        4.69%, 07/16/01                             10,000           9,981
        4.04%, 08/09/01                             10,105          10,061

    LANDESBANK SCHLESWIG-HOLSTEIN
       GIROZENTRALE
        5.17%, 07/26/01                             50,000          49,825
        5.05%, 08/20/01                             37,000          36,747
        4.64%, 09/04/01                             30,000          29,754
        3.61%, 09/21/01                             41,500          41,162
        5.77%, 12/19/01                             50,000          48,702
        4.19%, 05/07/02                             45,000          43,440

*   LEXINGTON PARKER CAPITAL CORP,
        4.77%, 07/06/01                             15,000          14,990
        4.81%, 07/18/01                             23,682          23,629
        5.35%, 07/20/01                             10,000           9,972
        5.38%, 07/20/01                             59,000          58,837
        5.44%, 07/20/01                             52,000          51,855
        5.25%, 07/24/01                             10,000           9,967
        5.39%, 07/25/01                             70,000          69,755
        4.92%, 08/31/01                             95,000          94,227
        4.29%, 10/18/01                             19,000          18,758

*   LINKS FINANCE, L.L.C.
        5.38%, 07/09/01                             23,000          22,973
        4.68%, 07/12/01                             10,000           9,986
        5.39%, 07/16/01                             20,000          19,956
        4.00%, 08/23/01                             20,000          19,883
        3.91%, 08/31/01                             10,000           9,934
        3.90%, 09/19/01                             34,000          33,709
        3.61%, 09/20/01                             33,000          32,734

*   MARKET STREET FUNDING CORP.
        4.01%, 07/03/01                             20,000          19,996

*   MONT BLANC CAPITAL CORP.
        4.34%, 07/18/01                             12,244          12,219

*   MONTE ROSA CAPITAL CORP.
        3.92%, 07/25/01                             20,000          19,948


                                          SEE THE FINANCIAL NOTES, WHICH      45
                                          ARE INTEGRAL TO THIS INFORMATION.  ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================
PORTFOLIO HOLDINGS CONTINUED
As of June 30, 2001; unaudited.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
    MORGAN STANLEY, DEAN WITTER,
      DISCOVER & CO.
        4.80%, 07/02/01                             48,000          47,994
        4.65%, 07/16/01                             15,000          14,971
        5.17%, 08/10/01                             44,000          43,754
        3.61%, 09/27/01                            160,000         158,600
        3.61%, 09/28/01                            197,000         195,256

*   NEW CENTER ASSET TRUST
        4.00%, 07/13/01                             50,000          49,934
        3.90%, 08/02/01                            191,000         190,341
        3.85%, 08/06/01                             50,000          49,809

*   NEWCASTLE CERTIFICATES PROGRAM
        3.94%, 07/19/01                            110,000         109,784
        3.75%, 07/30/01                             49,000          48,853
        3.84%, 08/01/01                             80,449          80,184

    NORDBANKEN OF NORTH AMERICA, INC.
        5.42%, 07/25/01                             46,295          46,132
        5.31%, 07/30/01                             20,000          19,917

    NORDEA NORTH AMERICA, INC.
        4.20%, 08/03/01                             50,000          49,810
        3.79%, 09/07/01                             87,000          86,383

*   QUINCY CAPITAL CORP.
        3.92%, 07/26/01                             46,000          45,875
        3.89%, 07/27/01                             50,000          49,860
        3.90%, 07/27/01                            100,000          99,720

*   RECEIVABLES CAPITAL CORP.
        3.97%, 07/20/01                             37,000          36,923

    SANTANDER FINANCE (DELAWARE), INC.
        5.26%, 07/30/01                             50,000          49,794
        5.17%, 08/06/01                             89,000          88,551
        3.91%, 08/23/01                             50,000          49,715
        3.67%, 09/12/01                             25,000          24,816

*   SIGMA FINANCE, INC.
        4.76%, 07/02/01                             40,000          39,995
        4.80%, 07/03/01                             20,000          19,995
        4.75%, 07/10/01                             20,000          19,977
        5.41%, 07/12/01                             39,000          38,937
        5.44%, 07/12/01                             22,000          21,964
        5.39%, 07/13/01                             25,000          24,956
        5.35%, 07/19/01                             10,000           9,974
        5.31%, 07/26/01                             13,012          12,965
        5.19%, 08/03/01                             33,000          32,847
        5.19%, 08/10/01                             55,000          54,691
        4.00%, 08/16/01                             55,000          54,721
        4.30%, 08/16/01                             23,000          22,875
        3.98%, 08/22/01                             18,000          17,898
        4.30%, 08/22/01                             47,723          47,431
        4.87%, 09/04/01                             49,000          48,580
        3.73%, 09/10/01                             28,250          28,044
        4.90%, 09/10/01                             50,000          49,528
        4.85%, 09/12/01                             60,000          59,425
        4.68%, 09/24/01                             44,000          43,525
        4.56%, 10/02/01                             10,000           9,885
        4.60%, 10/11/01                             55,000          54,300
        4.18%, 10/30/01                             50,000          49,313

*   SIGMA FINANCE, INC., 144A
        4.80%, 04/25/02                             10,000          10,000
        4.20%, 05/15/02                             20,000          19,983
        4.06%, 06/17/02                             46,000          46,017

    SOCIETE GENERALE, N.A.
        4.25%, 07/31/01                            188,000         187,341
        4.00%, 08/07/01                             40,000          39,837
        3.73%, 09/26/01                             99,500          98,610

*   STELLAR FUNDING GROUP, INC.
        4.28%, 07/02/01                             13,560          13,558
        4.70%, 07/06/01                             10,000           9,994
        4.73%, 07/11/01                             19,736          19,710
        4.75%, 07/12/01                             13,469          13,450
        4.08%, 07/16/01                             16,537          16,509
        4.31%, 07/24/01                             14,891          14,850
        3.89%, 08/02/01                             20,000          19,931
        4.06%, 08/14/01                             16,434          16,353
        4.01%, 08/21/01                             25,000          24,859
        4.02%, 08/21/01                              6,590           6,553
        3.94%, 08/30/01                             16,260          16,154
        3.94%, 09/05/01                             30,000          29,786
        3.84%, 09/10/01                             20,383          20,230

    TORONTO DOMINION HOLDINGS, INC.
        4.00%, 08/07/01                             87,293          86,938

*+  TRIPLE-A ONE FUNDING CORP.
        4.77%, 07/02/01                             23,760          23,757
        3.94%, 07/19/01                             71,698          71,557
        3.74%, 10/02/01                             20,536          20,339

*+  TULIP FUNDING CORP.
        3.92%, 07/25/01                             30,000          29,922
        4.00%, 08/21/01                             20,000          19,888
        3.94%, 08/30/01                             49,212          48,892

    UBS, AG
        3.84%, 08/30/01                            500,000         496,825

*   VARIABLE FUNDING CAPITAL CORP.
        3.92%, 07/19/01                             40,699          40,620
        3.92%, 07/20/01                             25,000          24,949
        3.94%, 07/24/01                             62,000          61,845


46  SEE THE FINANCIAL NOTES, WHICH
=== ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
        4.26%, 07/25/01                            100,000          99,719
        3.87%, 08/06/01                             92,000          91,646
        4.18%, 08/08/01                             38,478          38,310
        3.87%, 08/13/01                            100,000          99,541

*   WCP FUNDING, INC.
        3.86%, 08/10/01                             15,000          14,936
        3.96%, 08/24/01                             97,000          96,430

    WESTPAC CAPITAL CORP.
        5.17%, 08/14/01                             50,000          49,692

*   WINDMILL FUNDING
        3.88%, 08/01/01                             10,000           9,967
                                                                ----------
                                                                20,035,764


    CERTIFICATES OF DEPOSIT  42.8%
    ===========================================================================

    ABBEY NATIONAL TREASURY SERVICES, PLC
        4.64%, 07/10/01                             50,000          50,000
        4.72%, 07/10/01                             80,000          80,000
        4.64%, 07/11/01                             50,000          50,000
        5.17%, 08/09/01                             57,000          57,000
        3.90%, 08/28/01                            157,000         157,019
        3.65%, 09/18/01                            100,000         100,026
        3.77%, 09/18/01                            270,000         270,000
        3.88%, 07/23/02                            195,000         195,005

    AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
        4.00%, 07/11/01                             42,000          42,032
        3.94%, 08/21/01                             25,000          25,002
        4.00%, 08/21/01                             50,000          50,000
        3.59%, 09/27/01                             84,000          84,000

    BANCO BILBAO VIZCAYA ARGENTARIA SA
        4.64%, 07/12/01                            100,000         100,000
        5.32%, 07/17/01                             47,000          47,000
        5.19%, 07/31/01                             19,000          19,001
        4.92%, 08/28/01                             50,000          50,006
        3.64%, 09/24/01                             36,000          36,000

    BANK OF MONTREAL
        3.96%, 08/16/01                            141,000         141,000

    BANK OF NOVA SCOTIA
        5.41%, 07/09/01                            150,000         150,000
        4.70%, 07/18/01                            150,000         150,000
        4.01%, 08/13/01                            155,000         155,000
        3.60%, 09/27/01                             15,000          15,000

    BANK OF SCOTLAND TREASURY SERVICES
        4.15%, 07/31/01                             25,000          25,002
        3.94%, 08/17/01                             20,000          20,000
        3.99%, 08/22/01                             60,000          60,000

    BANQUE BRUXELLES LAMBERT
        5.30%, 08/01/01                             59,000          59,003

    BARCLAYS BANK, PLC
        5.10%, 08/06/01                            232,000         232,005
        5.13%, 08/06/01                             25,000          25,000
        5.17%, 08/09/01                             98,000          98,001
        5.17%, 08/13/01                             50,000          50,000
        3.67%, 09/19/01                             38,000          38,007
        3.65%, 09/21/01                             50,000          50,011
        3.62%, 12/21/01                             47,000          47,004
        4.43%, 04/10/02                             50,000          50,000

    BAYERICHE HYPOVEREINSBANK, AG
        5.49%, 07/11/01                              9,000           9,000
        3.84%, 08/10/01                            140,000         140,000
        4.06%, 08/15/01                            170,000         170,000
        3.71%, 08/20/01                             20,000          20,001
        3.87%, 08/28/01                             45,000          45,008
        3.90%, 08/29/01                            100,000         100,003
        4.87%, 09/04/01                            150,000         149,985
        3.68%, 09/11/01                             30,000          30,008
        3.79%, 09/11/01                            120,000         120,005
        3.85%, 09/28/01                             67,000          67,008

    BAYERISCHE LANDESBANK GIROZENTRALE
        5.49%, 07/16/01                            110,000         109,999
        3.81%, 09/07/01                             48,000          48,001
        3.65%, 09/18/01                             80,000          80,012
        3.72%, 10/02/01                             71,000          70,998
        4.53%, 04/11/02                             83,000          82,912
        4.53%, 04/12/02                             55,000          55,000

    BNP PARIBAS
        5.11%, 08/06/01                            100,000         100,001
        3.94%, 08/17/01                             20,000          20,000
        3.64%, 09/24/01                            237,000         237,003
        3.64%, 09/25/01                            645,000         645,008
        3.60%, 09/28/01                            220,000         220,000

    CANADIAN IMPERIAL BANK OF COMMERCE
        5.40%, 07/12/01                            248,000         248,000
        6.88%, 08/14/01                            100,000          99,997
        6.72%, 10/10/01                            157,000         156,992
        5.41%, 01/22/02                             50,000          49,999
        4.62%, 03/28/02                             94,000          93,987
        4.64%, 03/28/02                             25,000          24,996
        4.11%, 05/08/02                             25,000          25,002
        3.84%, 07/22/02                            150,000         149,992
        3.88%, 07/23/02                             40,000          39,992



                                          SEE THE FINANCIAL NOTES, WHICH    47
                                          ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================

PORTFOLIO HOLDINGS CONTINUED
As of June 30, 2001; unaudited.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
    CHASE MANHATTAN BANK USA, N.A.
        4.63%, 07/11/01                            104,000         104,000
        4.00%, 08/17/01                            450,000         450,000
        4.00%, 08/21/01                            100,000         100,000
        3.90%, 08/29/01                            100,000         100,000
        3.76%, 09/14/01                            130,000         130,000

    CITIBANK, N.A.
        4.23%, 08/01/01                             40,000          40,000
        4.25%, 08/02/01                            150,000         150,000
        3.95%, 08/21/01                            205,000         205,000
        3.93%, 08/30/01                             90,000          90,000
        3.91%, 09/04/01                            100,000         100,000

    COMMERZBANK, AG
        4.25%, 08/01/01                             15,000          15,000
        3.95%, 08/21/01                            210,000         210,000
        3.84%, 09/06/01                             17,000          17,000
        3.77%, 09/13/01                             85,000          85,000

    CREDIT AGRICOLE INDOSUEZ
        4.00%, 07/05/01                            100,000         100,000
        4.73%, 07/06/01                            125,000         125,000
        4.70%, 07/17/01                             10,000          10,000
        5.13%, 08/06/01                             32,000          32,000
        3.96%, 08/21/01                             50,000          50,000
        3.79%, 09/07/01                            180,000         180,019
        3.65%, 09/20/01                             30,000          30,001

    CREDIT SUISSE FIRST BOSTON CORP.
        4.00%, 08/14/01                             40,000          39,998

    DANSKE BANK A/S
        5.38%, 07/25/01                             60,000          59,998
        3.98%, 08/02/01                             80,000          80,000

    DEN NORSKE BANK
        3.99%, 08/13/01                             25,000          25,000

    DEUTSCHE BANK, AG
        5.40%, 07/05/01                             77,000          77,005
        5.40%, 07/05/01                             47,000          47,001
        5.92%, 07/05/01                             25,000          25,001
        4.69%, 07/13/01                            110,000         110,000
        3.84%, 07/31/01                            143,000         143,101
        4.00%, 08/07/01                            246,000         246,000
        4.00%, 08/08/01                             95,000          95,002
        6.92%, 08/20/01                             50,000          49,998
        6.80%, 09/10/01                             41,000          40,998
        6.70%, 09/11/01                             10,000          10,001
        6.80%, 09/11/01                            145,000         144,997
        3.65%, 09/19/01                            195,000         195,000
        3.65%, 09/20/01                            195,000         195,000
        4.81%, 03/15/02                            100,000          99,980

    DEXIA BANK
        4.80%, 07/02/01                             30,000          30,000
        4.20%, 08/01/01                             47,000          47,003
        4.05%, 08/14/01                            310,000         309,970
        3.96%, 08/22/01                             20,000          20,000

    DRESDNER BANK
        4.64%, 07/09/01                             40,000          40,000
        5.37%, 07/26/01                            100,000         100,000
        4.15%, 08/08/01                             37,000          37,001
        3.65%, 09/20/01                             95,000          95,004

    FIRST TENNESSEE BANK, N.A.
        4.07%, 07/19/01                             40,000          40,004
        4.26%, 07/24/01                             12,000          12,000

    FORENINGS SPARBANKEN AB (SWEDBANK)
        3.85%, 08/31/01                             60,000          60,000
        3.81%, 09/11/01                             50,000          50,000

    HALIFAX, PLC
        3.98%, 08/22/01                            160,000         160,000
        3.98%, 08/23/01                             88,000          88,000

    ING BANK, NV
        4.73%, 07/09/01                             40,000          40,000
        4.64%, 07/12/01                            280,000         280,000
        5.40%, 07/12/01                             20,000          20,000
        5.16%, 08/06/01                             20,000          20,000
        5.18%, 08/13/01                             36,000          36,000
        3.97%, 08/22/01                            150,000         150,000
        4.92%, 08/31/01                            175,000         175,000
        3.91%, 09/04/01                            110,000         110,000
        3.90%, 09/05/01                             50,000          50,000
        3.86%, 09/07/01                             60,000          60,000
        3.64%, 09/20/01                             45,000          45,000
        3.67%, 09/20/01                             40,000          40,000
        3.65%, 09/21/01                             75,000          75,000
        3.62%, 12/20/01                             46,000          46,006

    LANDESBANK BADEN WURTTEMBERG
        4.72%, 07/09/01                             35,000          35,000
        4.63%, 07/10/01                             30,000          30,000
        4.23%, 07/31/01                             60,000          60,001
        3.91%, 08/20/01                             37,000          37,001
        3.94%, 08/20/01                             50,000          50,000
        3.94%, 08/21/01                             28,000          28,002
        4.82%, 09/04/01                             65,000          65,000
        3.85%, 09/05/01                             22,000          22,000

48  SEE THE FINANCIAL NOTES, WHICH
=== ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)     ($ X 1,000)
        3.79%, 09/17/01                             42,000          41,999
        3.67%, 09/20/01                             90,000          90,002

    LANDESBANK HESSEN-THURGINGEN GIROZENTRALE
        5.92%, 07/05/01                             95,000          95,001
        4.87%, 09/04/01                             12,000          12,023
        3.81%, 09/07/01                             70,000          70,005
        3.65%, 12/21/01                             50,000          50,000

    LLOYDS BANK TSB, PLC
        5.92%, 07/05/01                             50,000          50,001
        4.30%, 07/23/01                             94,000          94,000

    MERITA BANK, LTD.
        5.15%, 08/06/01                             15,000          15,000
        3.95%, 08/21/01                             70,000          70,000
        3.79%, 09/17/01                             87,000          86,998

    NATIONAL AUSTRALIA BANK, LTD.
        5.36%, 07/23/01                             95,000          95,000
        4.01%, 08/17/01                             96,000          96,000
        5.35%, 09/04/01                             10,000          10,024
        4.44%, 04/12/02                             75,000          75,000
        4.25%, 04/29/02                            194,000         194,000
        4.20%, 05/30/02                            100,000         100,004

    NATIONAL WESTMINSTER BANK, PLC
        4.70%, 07/16/01                             30,000          30,000
        5.47%, 07/16/01                             50,000          50,000
        6.89%, 09/04/01                            100,000          99,997
        3.88%, 07/23/02                            100,000          99,985
        3.89%, 07/24/02                            321,000         320,933

    NORDDEUTSCHE LANDESBANK GIROZENTRALE
        7.02%, 07/10/01                             45,000          45,000
        4.00%, 08/08/01                            110,000         110,000
        4.00%, 08/17/01                             55,000          54,996
        3.92%, 08/23/01                             10,000          10,001
        3.99%, 08/24/01                             46,000          46,000

    RABOBANK NEDERLAND, NV
        5.47%, 07/16/01                             90,000          90,000
        5.37%, 07/18/01                            100,000         100,004
        4.30%, 07/19/01                             25,000          25,001
        4.43%, 04/02/02                             48,000          48,047
        4.04%, 07/08/02                             98,000          98,005

    ROYAL BANK OF CANADA
        5.17%, 08/16/01                            130,000         130,000
        5.41%, 01/22/02                             40,000          40,002
        4.62%, 03/28/02                             50,000          49,993
        4.47%, 04/12/02                             47,000          46,995
        4.64%, 04/18/02                             80,000          80,000
        4.05%, 07/08/02                             96,000          95,995
        3.88%, 07/23/02                            100,000          99,979

    ROYAL BANK OF SCOTLAND
        4.73%, 07/06/01                             44,000          44,000

    SOCIETE GENERALE
        5.94%, 07/05/01                            100,000         100,000
        4.00%, 08/13/01                            100,000         100,001

    SVENSKA HANDELSBANKEN
        4.64%, 07/10/01                             26,000          26,000
        5.51%, 07/16/01                             35,000          35,000
        5.32%, 07/17/01                              8,000           8,000
        4.04%, 08/03/01                            100,000         100,000
        4.00%, 08/07/01                             25,000          25,000
        3.68%, 09/20/01                             50,000          50,001
        4.43%, 10/05/01                            100,000         100,000

    TORONTO DOMINION BANK
        4.69%, 07/13/01                            245,000         245,000
        4.75%, 07/18/01                             11,000          11,000
        4.00%, 08/01/01                            120,000         120,000
        4.00%, 08/07/01                            100,000         100,000
        3.81%, 09/07/01                            100,000         100,002
        3.60%, 09/27/01                             45,000          45,000
        4.65%, 04/18/02                             70,000          70,000
        4.11%, 05/10/02                             69,000          68,994

    UBS, AG
        4.70%, 07/11/01                             38,000          38,000
        3.97%, 08/03/01                            106,000         106,000
        6.92%, 08/20/01                             50,000          49,998
        6.72%, 10/09/01                            325,000         324,983

    UNICREDITO ITALIANO SPA
        3.65%, 09/21/01                            283,000         283,003
        3.63%, 09/28/01                             85,000          85,001

    US BANK, N.A.
        4.30%, 07/23/01                            288,000         288,000

    WESTDEUTSCHE LANDESBANK GIROZENTRALE
        4.22%, 07/31/01                            250,000         250,000
        3.85%, 09/24/01                             20,000          20,008
        3.61%, 09/28/01                             50,000          50,000
        4.87%, 10/30/01                            165,000         165,889
        3.66%, 12/21/01                            200,000         200,000

    WESTPAC BANKING CORP.
        4.43%, 10/05/01                             50,000          50,001
                                                                ----------
                                                                19,030,996

                                           SEE THE FINANCIAL NOTES, WHICH    49
                                           ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                            ($ X 1,000)     ($ X 1,000)
BANK NOTES  2.4%
================================================================================
    BANK OF AMERICA, N.A.
        4.70%, 07/17/01                             60,000          60,000
        3.90%, 07/19/01                            120,000         120,000
        5.30%, 07/23/01                            135,000         135,000
        5.26%, 07/30/01                            100,000         100,000
        4.92%, 08/28/01                            155,000         155,000
        6.75%, 09/17/01                             85,000          85,000
        6.75%, 09/18/01                             15,000          15,000

    BANK OF NEW YORK
        4.50%, 03/28/02                             25,000          24,998
        4.27%, 04/30/02                            141,000         140,989

    LASALLE NATIONAL BANK
        5.09%, 08/01/01                            100,000         100,000
        5.10%, 08/01/01                             92,000          92,000
        4.50%, 03/28/02                             25,000          24,996
                                                                 ---------
                                                                 1,052,983

    PROMISSORY NOTES  2.0%
================================================================================
o   THE GOLDMAN SACHS GROUP, INC.
        5.63%, 07/17/01                             50,000          50,000
        4.93%, 08/10/01                             50,000          50,000
        5.00%, 08/24/01                            247,000         247,000
        5.04%, 08/27/01                            165,000         165,000
        4.76%, 09/25/01                             35,000          35,000
        4.54%, 10/09/01                             35,000          35,000
        4.32%, 10/29/01                             45,000          45,000
        4.28%, 10/30/01                             85,000          85,000
        4.05%, 11/07/01                            161,000         161,000
                                                                 ---------
                                                                   873,000

VARIABLE-RATE OBLIGATIONS 3.1% OF INVESTMENTS
+   ACTIVE LIVING OF GLENVIEW, L.L.C.
    Senior Floating Rate Note
    Series 1998, 144A 3.80%,
    07/07/01                                        11,000          11,000

*   BETA FINANCE, INC., 144A
    3.96%, 07/16/01                                143,000         142,982

+   BMC SPECIAL CARE FACILITIES FINANCING
      AUTHORITY OF THE CITY OF MONTGOMERY, ALABAMA
    Taxable RB (Montgomery Baptist
    Outreach Services Corp. Project)
    Series 1997A 3.82%, 07/07/01                     8,600           8,600

+   CITY OF NEW BRITAIN, CONNECTICUT
    GO Pension Bonds 3.83%,
    07/07/01                                        40,000          40,000

+   CITY OF SANTA ROSA
    VRD Wastewater Series 1998A
    4.10%, 07/07/01                                 17,600          17,600

+   COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
    Taxable RB (Jay Leasing,
    Inc. Project) Series 1997 3.82%,
    07/07/01                                         6,935           6,935

+   FILLMORE, CALIFORNIA PUBLIC
      FINANCING AUTHORITY
    VRD Tax Allocation Bond
    (Fillmore Redevelopment Agency
    Central City Redevelopment
    Project Area) Series 1998A
    3.83%, 07/07/01                                 10,120          10,120

o   LEHMAN COMMERCIAL PAPER, INC., 144A
    4.24%, 07/02/01                                175,000         175,000

+   MERLOT TRUST
    Series 2000B, 144A 3.90%,
    07/07/01                                        30,000          30,000

o   METROPOLITIAN LIFE INSURANCE CO., 144A
    4.11%, 07/30/01                                 50,000          50,000

o   MONUMENTAL LIFE INSURANCE CO., 144A
    4.14%, 07/02/01                                100,000         100,000
    4.16%, 07/02/01                                100,000         100,000
    4.23%, 07/02/01                                 10,000          10,000

    MORGAN STANLEY DEAN WITTER & CO., 144A
    4.01%, 07/16/01                                 50,000          50,000

+   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
    Adjustable Rate Title IX Loan
    Portfolio Securitization Bonds
    Series 1995 3.82%, 07/02/01                      6,100           6,100

+   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
    Taxable Economic Development
    Bonds (MSNBC CNBC Project)
    Series 1997A, 144A 4.04%,
    07/02/01                                        34,200          34,200

*+o RESTRUCTURED ASSET SECURITIES
      WITH ENHANCED RETURNS
    Series 2000-15-MM-MBS, 144A
    4.02%, 07/13/01                                 37,000          37,000

*   SHORT-TERM REPACKAGED ASSET TRUST
    Series 1998E, 144A 4.00%,
    07/18/01                                        50,000          50,000

50   SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

ISSUER                                          FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                             ($ X 1,000)     ($ X 1,000)
*   SIGMA FINANCE, INC., 144A
    4.06%, 07/02/01                                150,000         150,000
    4.00%, 07/16/01                                 95,000          95,000

*+o STRATEGIC MONEY MARKET TRUST
    Series 2000M, 144A 3.91%,
    09/13/01                                        20,000          20,000

+   TOWN OF ISLIP, NEW YORK IDA
    Taxable Adjustable Rate IDRB
    (Nussdorf Associates/Quality King
    Distributors, Inc. Facility)
    Series 1992, 144A 3.90%,
    07/07/01                                         4,560           4,560

    TRANSAMERICA LIFE INSURANCE
      AND ANNUITY CO., 144A
    4.43%, 07/02/01                                 75,000          75,000

o   TRAVELERS INSURANCE CO., 144A
    4.07%, 07/02/01                                100,000         100,000
    4.94%, 07/02/01                                 25,000          25,000
    4.37%, 08/01/01                                 25,000          25,000
                                                                 ---------
                                                                 1,374,097

OTHER INVESTMENTS  4.7% OF INVESTMENTS

                                            MATURITY VALUE      MKT. VALUE
SECURITY                                     ($ X 1,000)       ($ X 1,000)
    REPURCHASE AGREEMENTS  4.7%
    ===========================================================================
    BANK OF AMERICA, L.L.C.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 4.12%,
    issued 06/29/01, due 07/02/01                  450,155         450,000

    CREDIT SUISSE FIRST BOSTON CORP.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 4.12%,
    issued 06/29/01, due 07/02/01                  156,904         156,850

    CREDIT SUISSE FIRST BOSTON CORP.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 3.94%,
    issued 05/10/01, due 07/07/01                   19,121          19,000

    SALOMON SMITH BARNEY, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 4.12%,
    issued 06/29/01, due 07/02/01                  250,086         250,000

    UBS PAINEWEBBER, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 4.12%,
    issued 06/29/01, due 07/02/01                1,240,426       1,240,000
                                                                 ---------
                                                                 2,115,850

================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                          SEE THE FINANCIAL NOTES, WHICH     51
                                          ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================
Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                      $44,482,690  a
Receivables:
  Fund shares sold                                                    143,924
  Interest                                                            251,328
Prepaid expenses                                                 +        185
                                                                 -------------
TOTAL ASSETS                                                       44,878,127

LIABILITIES
================================================================================
Payables:
  Fund shares redeemed                                                171,805
  Dividends to shareholders                                            72,007
  Investments bought                                                   70,998
  Investment adviser and administrator fees                               778
  Transfer agent and shareholder service fees                             808
Accrued expenses                                                 +      2,020
                                                                 -------------
TOTAL LIABILITIES                                                     318,416

NET ASSETS
================================================================================
TOTAL ASSETS                                                       44,878,127
TOTAL LIABILITIES                                                -    318,416
                                                                 -------------
NET ASSETS                                                        $44,559,711

NET ASSETS BY SOURCE
Capital received from investors                                    44,559,815
Net realized capital losses                                              (104)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS      /       OUTSTANDING     =       NAV
$44,559,711             44,559,924              $1.00

a Includes illiquid restricted securities worth $1,714,277, or 3.85% of the fund's investments. The amortized cost for the fund's securities was $44,482,690.

FEDERAL TAX DATA
-----------------------------------------
COST BASIS OF PORTFOLIO      $44,482,690
UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
  2001                                $1
  2002                                 2
  2003                      +        122
                            -------------
                                    $125

52  SEE THE FINANCIAL NOTES, WHICH
==  ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                           $1,155,300

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                                     21

EXPENSES
================================================================================
Investment adviser and administrator fees                              67,148  a
Transfer agent and shareholder service fees                            51,936  b
Trustees' fees                                                             47  c
Custodian and portfolio accounting fees                                 1,586
Professional fees                                                          71
Registration fees                                                       1,924
Shareholder reports                                                       294
Other expenses                                                   +         81
                                                                 -------------
Total expenses                                                        123,087
Expense reduction                                                -     36,408  d
                                                                 -------------
NET EXPENSES                                                           86,679

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                             1,155,300
NET EXPENSES                                                     -     86,679
                                                                 -------------
NET INVESTMENT INCOME                                               1,068,621
NET REALIZED GAINS                                               +         21
                                                                 -------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $1,068,642

a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. Prior to June 1, 2001, the percentage for shareholder services was 0.20%.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.45% of average daily net assets. Prior to June 1, 2001, this limit was voluntarily further reduced to 0.40%. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


                                           SEE THE FINANCIAL NOTES, WHICH     53
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================
Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS
================================================================================
                                            1/1/01-6/30/01    1/1/00-12/31/00
Net investment income                           $1,068,621       $  1,937,341
Net realized gains                            +         21                 --
                                             ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           1,068,642          1,937,341

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income          $  1,068,621       $  1,937,341

TRANSACTIONS IN FUND SHARES  a
================================================================================
Shares sold                                     30,902,142         53,581,784
Shares reinvested                                  936,724          1,810,657
Shares redeemed                               +(23,598,516)       (46,338,286)
                                             ---------------------------------
NET INCREASE                                     8,240,350          9,054,155

NET ASSETS
================================================================================
Beginning of period                             36,319,340         27,265,185
Total increase                                +  8,240,371          9,054,155  b
                                             ---------------------------------
END OF PERIOD                                 $ 44,559,711       $ 36,319,340

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


54   SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

FINANCIAL NOTES
--------------------------------------------------------------------------------

FINANCIAL NOTES
Unaudited


BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS' SHARES ARE BOUGHT AND SOLD AT $1.00 PER SHARE. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.


FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.



THE TRUST AND ITS FUNDS

--------------------------------------------------------------------------------

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

 Schwab Money Market Fund
 Schwab Government Money Fund
 Schwab U.S. Treasury Money Fund
 Schwab Value Advantage Money Fund(R)
 Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
 Schwab New York Municipal Money Fund
 Schwab New Jersey Municipal Money Fund
 Schwab Pennsylvania Municipal Money Fund
 Schwab Florida Municipal Money Fund
 Schwab Institutional Advantage Money Fund(R)
 Schwab Retirement Money Fund(R)
 Schwab Government Cash Reserves
                                                                              55
                                                                            ====

FINANCIAL NOTES
--------------------------------------------------------------------------------

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years


56
===
beginning after December 15, 2000. Each fund expects that the adoption of these principles will have no effect on its financial statements.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


                                                                              57
                                                                            ====

HOW TO READ THIS REPORT

This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


               [GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]


The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

58
===

               [GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]


                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.


                                                                              59
                                                                             ===

HOW TO READ THIS REPORT  Continued


                     [GRAPHIC OF PORTFOLIO HOLDINGS TABLE]


                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.

Symbols that may appear in the Portfolio Holdings:

+ Credit-enhanced security--indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

o Illiquid restricted security--indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

= Delayed-delivery security--indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.

For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.


60
===

Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.


                     [GRAPHIC OF PORTFOLIO HOLDINGS TABLE]


                                                 Table is for illustration only.


In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.


                                                                              61
                                                                            ====

HOW TO READ THIS REPORT  Continued


             [GRAPHIC OF STATEMENT OF ASSETS AND LIABILITIES TABLE]


                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.


                      [GRAPHIC OF FEDERAL TAX DATA TABLE]


                                                 Table is for illustration only.


62
===

HOW TO READ THIS REPORT  Continued


                 [GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS]


                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

Covers most activities related to managing a fund's portfolio.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

                                                                              63
                                                                             ===

HOW TO READ THIS REPORT  Continued


                    [GRAPHIC OF CHANGES IN NET ASSETS TABLE]


                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.


64
===

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


PORTFOLIO TERMS
--------------------------------------------------------------------------------
To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

GLOSSARY Continued



DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)  See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% (divided by) [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


66
===

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.



1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
        Communications Focus Fund
        Financial Services Focus Fund
        Health Care Focus Fund
        Technology Focus Fund
Schwab MarketManager Portfolios(R)
        Small Cap Portfolio
        International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
        All Equity Portfolio
        Growth Portfolio
        Balanced Portfolio
        Conservative Portfolio
Schwab MarketManager Portfolios
        Growth Portfolio
        Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)



2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


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